UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2024

Date of reporting period:	November 1, 2023 – October 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Short Duration Bond Fund
Class A [PARTX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Putnam Short Duration Bond Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	0.62%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A shares of Putnam Short Duration Bond Fund returned 7.82%. The Fund compares its performance to the ICE BofA 1-3 Year U.S. Corporate Index and the Putnam Short Duration Bond Linked Benchmark¹, which returned 7.65% and 7.65%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial mortgage-backed securities (CMBS) as the liquidity landscape improved significantly in 2024. Investor demand for CMBS was strong, and supply was well absorbed despite changes to expectations for the timing and number of rate cuts.

↑	Non-agency residential mortgage-backed securities continued to benefit from U.S. housing market strength, solid borrower fundamentals, and low expectations for a U.S. recession.
↑	Corporate credit exposure also contributed to relative returns. Positioning in sectors such as financials and technology were beneficial.

Top detractors from performance:
↓	There were no significant detractors to performance.
Use of derivatives and impact on performance:
The Fund utilized interest rate swaps for hedging term structure risk, which was a slight detractor to relative returns due to interest rate volatility on the front end of the yield curve.
Putnam Short Duration Bond Fund	PAGE 1	39113-ATSA-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,775 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A	7.82	2.01	2.10
Class A (with sales charge)	5.39	1.55	1.86
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
ICE BofA 1-3 Year U.S. Corporate Index	7.65	2.11	2.22
Putnam Short Duration Bond Linked Benchmark[1]	7.65	2.11	1.89
1	The Putnam Short Duration Bond Linked Benchmark represents the performance of the ICE BofA U.S. Treasury Bill Index through May 31, 2018, and the performance of the ICE BofA 1-3 Year U.S. Corporate Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to June 1, 2018, has been restated to reflect the current maximum sales charge, which is higher than the maximum sales charge prior to that date.
The Fund changed its investment strategy as of June 1, 2018.
The Fund had performance fee adjustments through November 2019 that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$1,258,331,882
Total Number of Portfolio Holdings*	460
Total Management Fee Paid	$4,673,846
Portfolio Turnover Rate	41%
*	Includes derivatives, if applicable.
Putnam Short Duration Bond Fund	PAGE 2	39113-ATSA-1224

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-adviser to your Fund pursuant to a new sub-advisory agreement and the sub-advisory contract among Putnam Management, PIL, and PAC in respect of your Fund (whereby PAC served as a sub-advisor to your Fund) was terminated.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are Albert Chan, Andrew Benson, Joanne Driscoll, Michael Lima and Thomas Runkel.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.
Putnam Short Duration Bond Fund	PAGE 3	39113-ATSA-1224

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Short Duration Bond Fund	PAGE 4	39113-ATSA-1224

Putnam Short Duration Bond Fund
Class C [PARQX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Putnam Short Duration Bond Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$142	1.37%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class C shares of Putnam Short Duration Bond Fund returned 7.03%. The Fund compares its performance to the ICE BofA 1-3 Year U.S. Corporate Index and the Putnam Short Duration Bond Linked Benchmark¹, which returned 7.65% and 7.65%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial mortgage-backed securities (CMBS) as the liquidity landscape improved significantly in 2024. Investor demand for CMBS was strong, and supply was well absorbed despite changes to expectations for the timing and number of rate cuts.

↑	Non-agency residential mortgage-backed securities continued to benefit from U.S. housing market strength, solid borrower fundamentals, and low expectations for a U.S. recession.
↑	Corporate credit exposure also contributed to relative returns. Positioning in sectors such as financials and technology were beneficial.

Top detractors from performance:
↓	There were no significant detractors to performance.
Use of derivatives and impact on performance:
The Fund utilized interest rate swaps for hedging term structure risk, which was a slight detractor to relative returns due to interest rate volatility on the front end of the yield curve.
Putnam Short Duration Bond Fund	PAGE 1	39113-ATSC-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class C	7.03	1.25	1.49
Class C (with sales charge)	6.03	1.25	1.49
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
ICE BofA 1-3 Year U.S. Corporate Index	7.65	2.11	2.22
Putnam Short Duration Bond Linked Benchmark[1]	7.65	2.11	1.89
1	The Putnam Short Duration Bond Linked Benchmark represents the performance of the ICE BofA U.S. Treasury Bill Index through May 31, 2018, and the performance of the ICE BofA 1-3 Year U.S. Corporate Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund changed its investment strategy as of June 1, 2018.
The Fund had performance fee adjustments through November 2019 that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$1,258,331,882
Total Number of Portfolio Holdings*	460
Total Management Fee Paid	$4,673,846
Portfolio Turnover Rate	41%
*	Includes derivatives, if applicable.
Putnam Short Duration Bond Fund	PAGE 2	39113-ATSC-1224

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-adviser to your Fund pursuant to a new sub-advisory agreement and the sub-advisory contract among Putnam Management, PIL, and PAC in respect of your Fund (whereby PAC served as a sub-advisor to your Fund) was terminated.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are Albert Chan, Andrew Benson, Joanne Driscoll, Michael Lima and Thomas Runkel.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.
Putnam Short Duration Bond Fund	PAGE 3	39113-ATSC-1224

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Short Duration Bond Fund	PAGE 4	39113-ATSC-1224

Putnam Short Duration Bond Fund
Class R [PRARX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Putnam Short Duration Bond Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$90	0.87%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R shares of Putnam Short Duration Bond Fund returned 7.53%. The Fund compares its performance to the ICE BofA 1-3 Year U.S. Corporate Index and the Putnam Short Duration Bond Linked Benchmark¹, which returned 7.65% and 7.65%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial mortgage-backed securities (CMBS) as the liquidity landscape improved significantly in 2024. Investor demand for CMBS was strong, and supply was well absorbed despite changes to expectations for the timing and number of rate cuts.

↑	Non-agency residential mortgage-backed securities continued to benefit from U.S. housing market strength, solid borrower fundamentals, and low expectations for a U.S. recession.
↑	Corporate credit exposure also contributed to relative returns. Positioning in sectors such as financials and technology were beneficial.

Top detractors from performance:
↓	There were no significant detractors to performance.
Use of derivatives and impact on performance:
The Fund utilized interest rate swaps for hedging term structure risk, which was a slight detractor to relative returns due to interest rate volatility on the front end of the yield curve.
Putnam Short Duration Bond Fund	PAGE 1	39113-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R	7.53	1.76	1.84
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
ICE BofA 1-3 Year U.S. Corporate Index	7.65	2.11	2.22
Putnam Short Duration Bond Linked Benchmark[1]	7.65	2.11	1.89
1	The Putnam Short Duration Bond Linked Benchmark represents the performance of the ICE BofA U.S. Treasury Bill Index through May 31, 2018, and the performance of the ICE BofA 1-3 Year U.S. Corporate Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund changed its investment strategy as of June 1, 2018.
The Fund had performance fee adjustments through November 2019 that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$1,258,331,882
Total Number of Portfolio Holdings*	460
Total Management Fee Paid	$4,673,846
Portfolio Turnover Rate	41%
*	Includes derivatives, if applicable.
Putnam Short Duration Bond Fund	PAGE 2	39113-ATSR-1224

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-adviser to your Fund pursuant to a new sub-advisory agreement and the sub-advisory contract among Putnam Management, PIL, and PAC in respect of your Fund (whereby PAC served as a sub-advisor to your Fund) was terminated.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are Albert Chan, Andrew Benson, Joanne Driscoll, Michael Lima and Thomas Runkel.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.
Putnam Short Duration Bond Fund	PAGE 3	39113-ATSR-1224

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Short Duration Bond Fund	PAGE 4	39113-ATSR-1224

Putnam Short Duration Bond Fund
Class R6 [PRREX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Putnam Short Duration Bond Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.37%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R6 shares of Putnam Short Duration Bond Fund returned 8.06%. The Fund compares its performance to the ICE BofA 1-3 Year U.S. Corporate Index and the Putnam Short Duration Bond Linked Benchmark¹, which returned 7.65% and 7.65%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial mortgage-backed securities (CMBS) as the liquidity landscape improved significantly in 2024. Investor demand for CMBS was strong, and supply was well absorbed despite changes to expectations for the timing and number of rate cuts.

↑	Non-agency residential mortgage-backed securities continued to benefit from U.S. housing market strength, solid borrower fundamentals, and low expectations for a U.S. recession.
↑	Corporate credit exposure also contributed to relative returns. Positioning in sectors such as financials and technology were beneficial.

Top detractors from performance:
↓	There were no significant detractors to performance.
Use of derivatives and impact on performance:
The Fund utilized interest rate swaps for hedging term structure risk, which was a slight detractor to relative returns due to interest rate volatility on the front end of the yield curve.
Putnam Short Duration Bond Fund	PAGE 1	39113-ATSR6-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R6	8.06	2.26	2.35
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
ICE BofA 1-3 Year U.S. Corporate Index	7.65	2.11	2.22
Putnam Short Duration Bond Linked Benchmark[1]	7.65	2.11	1.89
1	The Putnam Short Duration Bond Linked Benchmark represents the performance of the ICE BofA U.S. Treasury Bill Index through May 31, 2018, and the performance of the ICE BofA 1-3 Year U.S. Corporate Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund changed its investment strategy as of June 1, 2018.
The Fund had performance fee adjustments through November 2019 that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$1,258,331,882
Total Number of Portfolio Holdings*	460
Total Management Fee Paid	$4,673,846
Portfolio Turnover Rate	41%
*	Includes derivatives, if applicable.
Putnam Short Duration Bond Fund	PAGE 2	39113-ATSR6-1224

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-adviser to your Fund pursuant to a new sub-advisory agreement and the sub-advisory contract among Putnam Management, PIL, and PAC in respect of your Fund (whereby PAC served as a sub-advisor to your Fund) was terminated.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are Albert Chan, Andrew Benson, Joanne Driscoll, Michael Lima and Thomas Runkel.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.
Putnam Short Duration Bond Fund	PAGE 3	39113-ATSR6-1224

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Short Duration Bond Fund	PAGE 4	39113-ATSR6-1224

Putnam Short Duration Bond Fund
Class Y [PARYX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Putnam Short Duration Bond Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$39	0.37%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class Y shares of Putnam Short Duration Bond Fund returned 8.19%. The Fund compares its performance to the ICE BofA 1-3 Year U.S. Corporate Index and the Putnam Short Duration Bond Linked Benchmark¹, which returned 7.65% and 7.65%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial mortgage-backed securities (CMBS) as the liquidity landscape improved significantly in 2024. Investor demand for CMBS was strong, and supply was well absorbed despite changes to expectations for the timing and number of rate cuts.

↑	Non-agency residential mortgage-backed securities continued to benefit from U.S. housing market strength, solid borrower fundamentals, and low expectations for a U.S. recession.
↑	Corporate credit exposure also contributed to relative returns. Positioning in sectors such as financials and technology were beneficial.

Top detractors from performance:
↓	There were no significant detractors to performance.
Use of derivatives and impact on performance:
The Fund utilized interest rate swaps for hedging term structure risk, which was a slight detractor to relative returns due to interest rate volatility on the front end of the yield curve.
Putnam Short Duration Bond Fund	PAGE 1	39113-ATSY-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class Y	8.19	2.29	2.36
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
ICE BofA 1-3 Year U.S. Corporate Index	7.65	2.11	2.22
Putnam Short Duration Bond Linked Benchmark[1]	7.65	2.11	1.89
1	The Putnam Short Duration Bond Linked Benchmark represents the performance of the ICE BofA U.S. Treasury Bill Index through May 31, 2018, and the performance of the ICE BofA 1-3 Year U.S. Corporate Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund changed its investment strategy as of June 1, 2018.
The Fund had performance fee adjustments through November 2019 that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$1,258,331,882
Total Number of Portfolio Holdings*	460
Total Management Fee Paid	$4,673,846
Portfolio Turnover Rate	41%
*	Includes derivatives, if applicable.
Putnam Short Duration Bond Fund	PAGE 2	39113-ATSY-1224

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-adviser to your Fund pursuant to a new sub-advisory agreement and the sub-advisory contract among Putnam Management, PIL, and PAC in respect of your Fund (whereby PAC served as a sub-advisor to your Fund) was terminated.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are Albert Chan, Andrew Benson, Joanne Driscoll, Michael Lima and Thomas Runkel.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.
Putnam Short Duration Bond Fund	PAGE 3	39113-ATSY-1224

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Short Duration Bond Fund	PAGE 4	39113-ATSY-1224

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager, or Franklin Templeton. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investment Management, LLC and Franklin Templeton which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Franklin Templeton with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC and Franklin Templeton. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In connection with the acquisition of Putnam Investments by Franklin Templeton, the Putnam Investments Code of Ethics was amended effective January 1, 2024 to reflect revised compliance processes, including: (i) Compliance with the Putnam Investments Code of Ethics will be viewed as compliance with the Franklin Templeton Code for certain Putnam employees who are dual-hatted in Franklin Templeton advisory entities (ii) Certain Franklin Templeton employees are required to hold shares of Putnam mutual funds at Putnam Investor Services, Inc. and (iii) Certain provisions of the Putnam Investments Code of Ethics are amended that are no longer needed due to organizational changes. Effective March 4, 2024, the majority of legacy Putnam employees transitioned to Franklin Templeton policies outlined in the Franklin Templeton Code.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Mr. McGreevey and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education.The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:
Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
October 31, 2024	$90,385	$ —	$15,443	$ —
October 31, 2023	$95,777	$ —	$8,443	$ —

For the fiscal years ended October 31, 2024 and October 31, 2023, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $887,479 and $229,075 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.
Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees
October 31, 2024	$ —	$791,963	$80,073	$872,036
October 31, 2023	$ —	$220,632	$ —	$220,632

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Short Duration Bond
Fund

Financial Statements and Other Important Information

Annual | October 31, 2024

Financial Statements and Other Important Information—Annual	franklintempleton.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Putnam Funds Trust and Shareholders of
Putnam Short Duration Bond Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's portfolio, ofPutnam Short Duration Bond Fund (one of the funds constituting Putnam Funds Trust, referred to hereafter asthe “Fund”) as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes,and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers;when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 16, 2024

We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Short Duration Bond Fund	1

The fund’s portfolio 10/31/24
CORPORATE BONDS AND NOTES (58.1%)*	Principal amount	Value
Banking (13.1%)
ABN AMRO Bank NV 144A sr. unsec. FRN 6.339%, 9/18/27 (Netherlands)	$4,100,000	$4,206,883
AIB Group PLC 144A sr. unsec. FRN 7.583%, 10/14/26 (Ireland)	1,458,000	1,490,729
Banco Bilbao Vizcaya Argentaria SA sr. unsec. unsub. notes 5.381%, 3/13/29 (Spain)	3,800,000	3,861,426
Banco Santander SA sr. unsec. unsub. FRN 1.722%, 9/14/27 (Spain)	19,600,000	18,453,620
Bank of America Corp. sr. unsec. notes 6.204%, 11/10/28	15,601,000	16,225,494
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 1.604%, 10/4/26 (France)	5,000,000	4,721,874
Barclays PLC sr. unsec. unsub. FRN 6.496%, 9/13/27 (United Kingdom)	2,300,000	2,362,949
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)	1,415,000	1,428,740
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	1,060,000	1,056,135
CaixaBank SA 144A sr. unsec. notes 5.673%, 3/15/30 (Spain)	1,295,000	1,316,767
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26	3,825,000	3,846,822
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	10,945,000	10,811,756
Credit Agricole SA/London 144A sr. unsec. notes 5.335%, 1/10/30 (France)	1,880,000	1,899,395
Danske Bank A/S 144A sr. unsec. notes 1.549%, 9/10/27 (Denmark)	2,111,000	1,990,249
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	5,914,000	5,894,621
Fifth Third Bancorp sr. unsec. notes 4.895%, 9/6/30	2,000,000	1,977,899
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29	880,000	918,594
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	6,917,000	7,152,414
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	4,000,000	4,088,974
Intesa Sanpaolo SpA 144A unsec. sub. notes 5.71%, 1/15/26 (Italy)	3,750,000	3,755,988
JPMorgan Chase & Co. sr. unsec. unsub. FRN 2.083%, 4/22/26	2,313,000	2,281,046
JPMorgan Chase & Co. sr. unsec. unsub. notes 3.54%, 5/1/28	6,250,000	6,068,591
JPMorgan Chase & Co. sr. unsec. unsub. notes 1.47%, 9/22/27	3,250,000	3,058,102
KeyCorp sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 1.25%), 6.271%, 5/23/25	2,113,000	2,119,425
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	1,765,000	1,786,181
PNC Bank NA unsec. sub. notes Ser. BKNT, 4.05%, 7/26/28	6,300,000	6,143,378
Santander Holdings USA, Inc. sr. unsec. FRN 2.49%, 1/6/28	4,000,000	3,772,654
Truist Bank sr. unsec. notes Ser. BKNT, 2.15%, 12/6/24	2,500,000	2,492,862
Truist Bank sr. unsec. notes Ser. BKNT, 1.50%, 3/10/25	5,000,000	4,941,831
Truist Financial Corp. sr. unsec. unsub. notes 4.00%, 5/1/25	958,000	954,352
UBS AG/Stamford, CT sr. unsec. unsub. notes 1.25%, 8/7/26	887,000	837,466
UBS Group AG sr. unsec. unsub. notes 4.55%, 4/17/26 (Switzerland)	8,750,000	8,716,199
UBS Group AG 144A sr. unsec. notes 5.428%, 2/8/30 (Switzerland)	5,750,000	5,834,011
UBS Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)	10,500,000	10,026,293
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 3.908%, 4/25/26	5,345,000	5,313,890
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 2.164%, 2/11/26	3,000,000	2,974,803
		164,782,413
Basic materials (3.5%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	265,000	274,266
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	1,369,000	1,400,620
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.05%, 3/15/25 (Germany)	232,000	232,720
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	10,693,000	10,054,506
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	5,369,000	5,332,232
Georgia-Pacific, LLC 144A sr. unsec. notes 0.95%, 5/15/26	8,790,000	8,321,263
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 6.125%, 10/6/28	2,500,000	2,606,316
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 5.40%, 5/8/28	1,429,000	1,453,856
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 1.625%, 4/27/26	2,500,000	2,387,899
Graphic Packaging International, LLC 144A company guaranty sr. notes 1.512%, 4/15/26	7,461,000	7,057,517
International Flavors & Fragrances, Inc. 144A sr. unsec. unsub. notes 1.23%, 10/1/25	4,600,000	4,448,378
		43,569,573
Capital goods (2.4%)
BAE Systems PLC 144A sr. unsec. notes 5.125%, 3/26/29 (United Kingdom)	3,760,000	3,796,943
Berry Global, Inc. company guaranty sr. notes 5.50%, 4/15/28	870,000	872,944
Berry Global, Inc. 144A company guaranty sr. notes 4.875%, 7/15/26	3,000	2,982
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	10,380,000	9,681,407
Boeing Co. (The) sr. unsec. notes 2.95%, 2/1/30	448,000	396,803
Boeing Co. (The) sr. unsec. notes 2.75%, 2/1/26	10,330,000	10,018,406
Boeing Co. (The) 144A sr. unsec. notes 6.298%, 5/1/29	1,304,000	1,351,188
Boeing Co. (The) 144A sr. unsec. notes 6.259%, 5/1/27	858,000	878,000

2
Short Duration Bond Fund

CORPORATE BONDS AND NOTES (58.1%)* cont.	Principal amount	Value
Capital goods cont.
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	$2,599,000	$2,425,450
Republic Services, Inc. sr. unsec. unsub. notes 5.00%, 11/15/29	900,000	909,616
		30,333,739
Communication services (2.8%)
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27 R	4,403,000	4,222,576
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	510,000	509,558
Crown Castle, Inc. sr. unsec. notes 4.90%, 9/1/29 R	3,585,000	3,561,416
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26 R	718,000	693,754
Equinix, Inc. sr. unsec. sub. notes 1.00%, 9/15/25 R	6,000,000	5,798,008
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	4,205,000	4,208,136
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	1,484,000	1,592,878
T-Mobile USA, Inc. company guaranty sr. notes 1.50%, 2/15/26	8,000,000	7,683,921
Verizon Communications, Inc. sr. unsec. unsub. notes 2.625%, 8/15/26	7,000,000	6,770,706
		35,040,953
Consumer cyclicals (5.2%)
Block, Inc. sr. unsec. notes 2.75%, 6/1/26	10,575,000	10,191,277
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26	5,320,000	5,000,404
Home Depot, Inc./The sr. unsec. unsub. notes 4.75%, 6/25/29	3,675,000	3,702,677
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27	3,362,000	3,428,759
Hyundai Capital America 144A sr. unsec. notes 5.30%, 1/8/29 (South Korea)	8,255,000	8,322,158
Hyundai Capital America 144A sr. unsec. notes 4.55%, 9/26/29 (South Korea)	170,000	165,905
Hyundai Capital America 144A sr. unsec. notes 6.50%, 1/16/29 (South Korea)	2,590,000	2,723,418
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)	1,288,000	1,301,162
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	5,659,000	5,817,601
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	700,000	654,786
Paramount Global sr. unsec. unsub. notes 3.70%, 6/1/28	2,420,000	2,264,231
Sands China, Ltd. sr. unsec. sub. notes 3.80%, 1/8/26 (Hong Kong)	5,740,000	5,630,135
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	3,342,000	3,105,041
Tapestry, Inc. sr. unsec. notes 7.05%, 11/27/25	750,000	761,608
Toll Brothers Finance Corp. company guaranty sr. unsec. notes 3.80%, 11/1/29	2,140,000	2,033,404
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28	287,000	281,782
VF Corp. sr. unsec. notes 2.40%, 4/23/25	1,138,000	1,122,926
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27	8,828,000	8,503,550
		65,010,824
Consumer finance (3.9%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 6.10%, 1/15/27 (Ireland)	10,000,000	10,260,954
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 2.45%, 10/29/26 (Ireland)	2,900,000	2,768,885
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	2,100,000	2,079,150
Aircastle, Ltd. 144A sr. unsec. notes 6.50%, 7/18/28	2,805,000	2,910,889
American Express Co. sr. unsec. unsub. notes 5.098%, 2/16/28	6,485,000	6,537,236
Aviation Capital Group, LLC 144A sr. unsec. notes 5.375%, 7/15/29	1,860,000	1,871,960
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27	8,280,000	8,355,198
General Motors Financial Co., Inc. sr. unsec. sub. notes 2.75%, 6/20/25	4,070,000	4,011,598
General Motors Financial Co., Inc. sr. unsec. sub. notes 1.50%, 6/10/26	11,250,000	10,663,383
		49,459,253
Consumer staples (2.8%)
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 1.50%, 8/12/26	9,275,000	8,739,010
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26	3,000,000	2,921,448
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/27	4,040,000	3,923,591
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)	1,660,000	1,526,293
JDE Peet’s NV 144A company guaranty sr. unsec. notes 1.375%, 1/15/27 (Netherlands)	680,000	629,889
Kroger Co. (The) sr. unsec. notes 4.70%, 8/15/26	2,595,000	2,604,081
Mars, Inc. 144A sr. unsec. unsub. notes 4.65%, 4/20/31	453,000	449,122
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. unsub. notes 1.25%, 9/24/26 (Netherlands)	10,000,000	9,374,688
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30	3,897,000	3,946,440
Philip Morris International, Inc. sr. unsec. unsub. notes 4.625%, 11/1/29	815,000	808,245
		34,922,807

Short Duration Bond Fund
3

CORPORATE BONDS AND NOTES (58.1%)* cont.	Principal amount	Value
Energy (2.0%)
6297782 LLC 144A company guaranty sr. unsec. notes 5.026%, 10/1/29	$920,000	$905,502
6297782 LLC 144A company guaranty sr. unsec. notes 4.911%, 9/1/27	1,500,000	1,493,902
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	5,380,000	5,183,496
Cimarex Energy Co. sr. unsec. sub. notes 3.90%, 5/15/27	3,874,000	3,601,897
Diamondback Energy, Inc. company guaranty sr. unsec. sub. notes 5.15%, 1/30/30	2,195,000	2,208,834
Occidental Petroleum Corp. sr. unsec. unsub. notes 5.20%, 8/1/29	3,245,000	3,239,364
ONEOK, Inc. company guaranty sr. unsec. notes 5.65%, 11/1/28	3,000,000	3,082,082
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	766,000	776,994
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25	1,194,000	1,198,181
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30	3,275,000	3,349,611
		25,039,863
Financial (1.4%)
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	2,715,000	2,697,461
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	10,200,000	10,242,845
Jefferies Financial Group, Inc. sr. unsec. notes Ser. MTN, 5.15%, 9/15/25	2,730,000	2,730,307
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	399,000	420,752
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/27	2,000,000	1,961,849
		18,053,214
Health care (3.9%)
AbbVie, Inc. sr. unsec. notes 4.80%, 3/15/29	925,000	932,636
AbbVie, Inc. sr. unsec. unsub. notes 3.20%, 5/14/26	9,905,000	9,719,882
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/25	2,000,000	2,002,351
Amgen, Inc. sr. unsec. unsub. notes 5.15%, 3/2/28	4,720,000	4,785,609
Centene Corp. sr. unsec. notes 3.375%, 2/15/30	230,000	206,355
CVS Health Corp. sr. unsec. notes 5.40%, 6/1/29	7,750,000	7,828,588
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.20%, 11/15/24 (Luxembourg)	4,414,000	4,408,770
GE HealthCare Technologies, Inc. company guaranty sr. unsub. notes 5.65%, 11/15/27	2,020,000	2,072,151
GE HealthCare Technologies, Inc. sr. unsec. notes 4.80%, 8/14/29	610,000	609,146
HCA, Inc. company guaranty sr. unsec. notes 5.20%, 6/1/28	4,800,000	4,845,225
Icon Investments Six DAC company guaranty sr. notes 5.849%, 5/8/29 (Ireland)	543,000	558,326
Icon Investments Six DAC company guaranty sr. notes 5.809%, 5/8/27 (Ireland)	1,267,000	1,292,519
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26	1,067,000	1,064,790
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	5,735,000	5,715,003
Royalty Pharma PLC company guaranty sr. unsec. notes 5.15%, 9/2/29	3,000,000	3,019,170
		49,060,521
Insurance (2.2%)
AEGON Funding Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 4/16/27	2,580,000	2,605,353
Athene Global Funding 144A notes 1.73%, 10/2/26	12,044,000	11,355,186
CNO Global Funding 144A notes 4.95%, 9/9/29	920,000	909,904
CNO Global Funding 144A notes 1.75%, 10/7/26	3,340,000	3,142,442
Corebridge Financial, Inc. sr. unsec. notes 3.65%, 4/5/27	4,715,000	4,594,974
F&G Annuities & Life, Inc. company guaranty sr. unsec. notes 6.50%, 6/4/29	2,230,000	2,261,099
Willis North America, Inc. company guaranty sr. unsec. unsub. notes 4.65%, 6/15/27	2,635,000	2,626,681
		27,495,639
Investment banking/Brokerage (4.7%)
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27	4,581,000	4,304,433
Ares Capital Corp. sr. unsec. notes 2.15%, 7/15/26	4,299,000	4,079,416
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	765,000	790,770
Blackstone Private Credit Fund sr. unsec. unsub. notes 3.25%, 3/15/27	1,482,000	1,403,993
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 6.819%, 11/20/29 (Germany)	2,000,000	2,108,979
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	5,145,000	4,868,986
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.129%, 11/24/26 (Germany)	5,270,000	5,106,455
Goldman Sachs Group, Inc. (The) sr. unsec. FRN 1.948%, 10/21/27	15,000,000	14,186,199
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN 1.431%, 3/9/27	4,000,000	3,821,203
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	2,445,000	2,465,161
Morgan Stanley sr. unsec. unsub. notes 4.21%, 4/20/28	6,435,000	6,356,032
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27	10,000,000	9,816,965
		59,308,592

4
Short Duration Bond Fund

CORPORATE BONDS AND NOTES (58.1%)* cont.	Principal amount	Value
Real estate (0.7%)
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28 R	$2,339,000	$2,320,536
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 4.50%, 9/1/26 R	1,410,000	1,394,056
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.875%, 2/15/29 R	1,365,000	1,285,663
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27 R	876,000	847,526
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 4.50%, 1/15/28 R	2,935,000	2,863,936
		8,711,717
Technology (4.2%)
Atlassian Corp. sr. unsec. notes 5.25%, 5/15/29	1,150,000	1,165,132
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	5,295,000	5,208,936
Broadcom, Inc. sr. unsec. notes 5.05%, 7/12/29	885,000	892,859
Gartner, Inc. 144A company guaranty sr. unsec. notes 4.50%, 7/1/28	8,368,000	8,172,620
Hewlett Packard Enterprise Co. sr. unsec. notes 4.55%, 10/15/29	5,700,000	5,593,686
Marvell Technology, Inc. sr. unsec. notes 5.75%, 2/15/29	1,750,000	1,802,483
MSCI, Inc. 144A company guaranty sr. unsec. notes 4.00%, 11/15/29	3,200,000	3,035,496
Oracle Corp. sr. unsec. notes 2.50%, 4/1/25	6,500,000	6,435,816
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	3,400,000	3,258,443
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	3,000,000	2,902,795
VMware, LLC sr. unsec. notes 1.40%, 8/15/26	13,989,000	13,191,639
Workday, Inc. sr. unsec. notes 3.50%, 4/1/27	1,600,000	1,561,147
		53,221,052
Transportation (1.0%)
AS Mileage Plan IP, Ltd. 144A sr. notes 5.021%, 10/20/29 (Cayman Islands)	2,065,000	2,006,540
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.95%, 3/10/25	1,541,000	1,534,524
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 2.70%, 11/1/24	5,000,000	5,000,000
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 1.20%, 11/15/25	1,385,000	1,333,757
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.30%, 4/3/29 (Ireland)	3,195,000	3,230,252
		13,105,073
Utilities and power (4.3%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	6,000,000	5,747,833
Alexander Funding Trust II 144A sr. notes 7.467%, 7/31/28	1,250,000	1,324,561
American Electric Power Co., Inc. sr. unsec. unsub. notes 1.00%, 11/1/25	4,000,000	3,855,152
Boardwalk Pipelines LP company guaranty sr. unsec. unsub. notes 5.95%, 6/1/26	3,805,000	3,849,580
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28	3,000,000	3,082,339
Electricite De France SA 144A sr. unsec. notes 5.70%, 5/23/28 (France)	3,500,000	3,590,334
Electricite De France SA 144A sr. unsec. notes 5.65%, 4/22/29 (France)	430,000	441,302
Enbridge, Inc. company guaranty sr. unsec. notes 1.60%, 10/4/26 (Canada)	1,900,000	1,793,192
Energy Transfer LP sr. unsec. notes 5.25%, 7/1/29	960,000	970,232
Energy Transfer LP sr. unsec. notes 6.05%, 12/1/26	5,000,000	5,124,240
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	1,000,000	1,020,308
Eversource Energy sr. unsec. unsub. notes Ser. Q, 0.80%, 8/15/25	1,000,000	967,897
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 3.90%, 7/15/27	3,500,000	3,419,029
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 5.749%, 9/1/25	1,653,000	1,665,228
NRG Energy, Inc. 144A sr. notes 2.00%, 12/2/25	2,000,000	1,927,227
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29	785,000	815,555
Pacific Gas and Electric Co. sr. notes 3.00%, 6/15/28	8,686,000	8,139,837
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	1,960,000	2,016,834
Southern Co. (The) sr. unsec. unsub. notes 3.25%, 7/1/26	4,950,000	4,840,991
		54,591,671
Total corporate bonds and notes (cost $744,327,661)		$731,706,904
MORTGAGE-BACKED SECURITIES (12.8%)*	Principal amount	Value
Agency collateralized mortgage obligations (—%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 3724, Class CM, 5.50%, 6/15/37	$10,299	$10,645
REMICs Ser. 3539, Class PM, 4.50%, 5/15/37	3,438	3,320
Federal National Mortgage Association
REMICs Ser. 11-60, Class PA, 4.00%, 10/25/39	3,746	3,463
REMICs Ser. 10-81, Class AP, 2.50%, 7/25/40	8,509	8,038
Government National Mortgage Association Ser. 09-32, Class AB, 4.00%, 5/16/39	3,940	3,847
		29,313

Short Duration Bond Fund
5

MORTGAGE-BACKED SECURITIES (12.8%)* cont.	Principal amount	Value
Commercial mortgage-backed securities (5.8%)
ACRES Commercial Realty, Ltd. 144A
FRB Ser. 21-FL1, Class AS, 6.495%, 6/15/36	$2,122,000	$2,096,873
FRB Ser. 21-FL1, Class A, (CME Term SOFR 1 Month + 1.31%), 6.095%, 6/15/36	3,276,148	3,263,017
BANK
FRB Ser. 17-BNK9, Class XA, IO, 0.754%, 11/15/54 W	51,848,347	986,840
FRB Ser. 17-BNK8, Class XA, IO, 0.708%, 11/15/50 W	25,365,896	445,851
BDS, Ltd. 144A
FRB Ser. 21-FL10, Class A, (CME Term SOFR 1 Month + 1.46%), 6.224%, 12/16/36 (Cayman Islands)	2,554,574	2,551,038
FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 5.944%, 11/16/38 (Cayman Islands)	781,285	779,147
CD Commercial Mortgage Trust
FRB Ser. 16-CD1, Class XA, IO, 1.343%, 8/10/49 W	7,518,303	103,050
FRB Ser. 17-CD6, Class XA, IO, 0.871%, 11/13/50 W	15,604,565	300,098
CFCRE Commercial Mortgage Trust FRB Ser. 16-C4, Class XA, IO, 1.566%, 5/10/58 W	26,466,317	400,486
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.249%, 12/15/47 W	56,279	52,183
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.304%, 12/10/44 W	332,000	296,972
FRB Ser. 13-CR13, Class C, 4.944%, 11/10/46 W	680,646	635,461
FRB Ser. 14-CR17, Class C, 4.779%, 5/10/47 W	1,040,000	953,016
Ser. 14-CR16, Class B, 4.582%, 4/10/47	2,009,917	1,936,555
FRB Ser. 15-CR25, Class B, 4.517%, 8/10/48 W	3,315,000	3,245,703
FRB Ser. 15-CR26, Class XA, IO, 0.886%, 10/10/48 W	37,885,943	126,706
FRB Ser. 14-CR20, Class XA, IO, 0.683%, 11/10/47 W	6,823,037	68
FRB Ser. 15-LC21, Class XA, IO, 0.608%, 7/10/48 W	55,885,165	66,844
CSAIL Commercial Mortgage Trust
Ser. 16-C6, Class AS, 3.346%, 1/15/49	1,876,000	1,775,722
Ser. 15-C1, Class XA, IO, 0.696%, 4/15/50 W	19,038,045	1,692
FRB Ser. 18-CX12, Class XA, IO, 0.543%, 8/15/51 W	167,905,047	2,807,859
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.673%, 12/15/49 W	65,870,455	627,930
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.354%, 8/10/44 W	2,972,565	2,784,365
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates FRB Ser. K739, Class XAM, IO, 1.567%, 9/25/27 W	36,816,638	1,397,283
Multifamily Structured Pass-Through Certificates Ser. K738, Class XAM, IO, 1.366%, 3/25/27 W	17,882,000	515,778
Multifamily Structured Pass-Through Certificates FRB Ser. KC06, Class X1, IO, 0.883%, 6/25/26 W	30,530,472	180,682
Multifamily Structured Pass-Through Certificates FRB Ser. K737, Class X1, IO, 0.62%, 10/25/26 W	59,939,519	619,649
FREMF Mortgage Trust 144A
FRB Ser. 15-K51, Class B, 3.956%, 10/25/48 W	3,237,000	3,195,844
Ser. 15-K48, Class X2A, IO, 0.10%, 8/25/48	363,311,956	113,172
FS Rialto Issuer, Ltd. 144A FRB Ser. 21-FL3, Class A, (CME Term SOFR 1 Month + 1.36%), 6.15%, 11/16/36 (Cayman Islands)	2,469,708	2,463,507
Government National Mortgage Association FRB Ser. 21-17, IO, 1.051%, 1/16/61 W	17,758,499	1,344,846
GS Mortgage Securities Corp., II 144A Ser. 13-GC10, Class C, 4.285%, 2/10/46 W	2,945,340	2,895,270
GS Mortgage Securities Trust FRB Ser. 14-GC24, Class XA, IO, 0.358%, 9/10/47 W	8,929,536	89
GS Mortgage Securities Trust 144A Ser. 10-C1, Class B, 5.148%, 8/10/43	89,589	89,283
JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C12, Class C, 3.939%, 7/15/45 W	1,858,512	1,735,649
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class B, 5.013%, 2/15/46 W	997,612	946,746
FRB Ser. 12-C6, Class E, 4.964%, 5/15/45 W	532,000	492,256
FRB Ser. 12-LC9, Class D, 3.567%, 12/15/47 W	173,000	149,926
LB-UBS Commercial Mortgage Trust FRB Ser. 06-C6, Class AJ, 5.452%, 9/15/39 W	94,429	32,855
MF1 Multifamily Housing Mortgage, Ltd. 144A FRB Ser. 21-FL6, Class A, (CME Term SOFR 1 Month + 1.21%), 5.974%, 7/16/36 (Cayman Islands)	1,718,353	1,709,718
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C9, Class C, 3.721%, 5/15/46 W	3,168,000	2,874,856
FRB Ser. 15-C26, Class XA, IO, 0.957%, 10/15/48 W	44,565,425	101,872
FRB Ser. 17-C34, Class XA, IO, 0.766%, 11/15/52 W	225,557,865	3,736,095
FRB Ser. 16-C32, Class XA, IO, 0.643%, 12/15/49 W	91,277,862	1,005,982
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.641%, 8/15/45 W	2,277,141	2,219,558
FRB Ser. 13-C9, Class D, 3.809%, 5/15/46 W	1,481,000	1,294,689
FRB Ser. 13-C7, Class XB, IO, 0.116%, 2/15/46 W	1,321,255	13

6
Short Duration Bond Fund

MORTGAGE-BACKED SECURITIES (12.8%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Morgan Stanley Capital I Trust
FRB Ser. 18-H4, Class XA, IO, 0.805%, 12/15/51 W	$58,606,674	$1,614,889
FRB Ser. 16-UB12, Class XA, IO, 0.645%, 12/15/49 W	25,402,432	255,216
FRB Ser. 18-L1, Class XA, IO, 0.485%, 10/15/51 W	75,893,727	1,161,417
Ready Capital Mortgage Financing, LLC 144A
FRB Ser. 22-FL8, Class AS, 6.957%, 1/25/37	1,751,000	1,748,687
FRB Ser. 22-FL8, Class A, 6.507%, 1/25/37	1,308,850	1,307,255
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 23-FL5, Class A, 7.513%, 5/19/38 (Bermuda)	1,547,585	1,551,469
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 0.979%, 12/15/50 W	16,197,753	410,879
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class AS, 6.324%, 6/16/36	4,199,000	4,171,805
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.293%, 11/15/48 W	16,369	43
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-BNK1, Class XA, IO, 1.707%, 8/15/49 W	21,265,095	419,431
FRB Ser. 19-C50, Class XA, IO, 1.404%, 5/15/52 W	15,272,128	701,605
FRB Ser. 17-C41, Class XA, IO, 1.152%, 11/15/50 W	22,916,155	636,088
FRB Ser. 18-C48, Class XA, IO, 0.931%, 1/15/52 W	19,330,398	598,981
FRB Ser. 16-C37, Class XA, IO, 0.774%, 12/15/49 W	4,999,371	60,545
FRB Ser. 18-C44, Class XA, IO, 0.705%, 5/15/51 W	70,435,865	1,419,903
FRB Ser. 15-LC20, Class XB, IO, 0.605%, 4/15/50 W	10,567,000	19,703
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 3.95%, 7/15/46 W	763,000	278,306
WF-RBS Commercial Mortgage Trust
FRB Ser. 12-C10, Class C, 4.31%, 12/15/45 W	267,000	219,926
FRB Ser. 14-C22, Class XA, IO, 0.339%, 9/15/57 W	3,933,941	39
FRB Ser. 14-C23, Class XA, IO, 0.327%, 10/15/57 W	8,544,627	85
WF-RBS Commercial Mortgage Trust 144A Ser. 11-C4, Class D, 4.983%, 6/15/44 W	898,378	830,156
		72,759,522
Residential mortgage-backed securities (non-agency) (7.0%)
A&D Mortgage Trust 144A Ser. 23-NQM4, Class A1, 7.472%, 9/25/68	5,699,707	5,825,887
Angel Oak Mortgage Trust 144A
Ser. 24-9, Class A1, stepped-coupon 5.138% (6.138%, 9/1/28), 9/25/69 ††	1,212,574	1,204,507
Ser. 23-3, Class A1, 4.80%, 9/26/67	769,985	755,597
Ser. 20-5, Class A3, 2.041%, 5/25/65 W	490,730	466,428
Ser. 21-5, Class A2, 1.208%, 7/25/66 W	3,290,738	2,805,695
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49 W	439,974	427,406
Ser. 19-3, Class A3, 3.416%, 10/25/48 W	126,773	119,898
BankUnited Trust FRB Ser. 05-1, Class 1A1, (CME Term SOFR 1 Month + 0.71%), 5.452%, 9/25/45	67,437	62,108
Bellemeade Re, Ltd. 144A FRB Ser. 21-3A, Class M1B, (US 30 Day Average SOFR + 1.40%), 6.257%, 9/25/31 (Bermuda)	693,699	695,073
BRAVO Residential Funding Trust 144A
Ser. 24-NQM2, Class A1, stepped-coupon 6.285% (7.285%, 2/1/28), 2/25/64 ††	2,353,269	2,371,642
Ser. 20-NQM1, Class A3, 2.406%, 5/25/60 W	164,794	159,153
Bunker Hill Loan Depositary Trust 144A Ser. 20-1, Class A2, 2.60%, 2/25/55 W	3,766,000	3,528,392
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 6.149%, 5/25/35 W	51,407	50,315
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, (CME Term SOFR 1 Month + 0.73%), 5.472%, 4/25/35	63,956	58,226
Cross Mortgage Trust 144A Ser. 24-H4, Class A1, stepped-coupon 6.147% (7.147%, 6/1/28), 7/25/69 ††	7,552,593	7,603,046
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (US 30 Day Average SOFR + 4.81%), 9.671%, 4/25/28	3,781,357	3,910,151
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1B, (US 30 Day Average SOFR + 3.70%), 8.557%, 9/25/42	46,000	48,523
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 7.807%, 6/25/42	1,581,808	1,621,404
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1B, (US 30 Day Average SOFR + 2.90%), 7.757%, 4/25/42	50,000	51,781
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.507%, 7/25/42	2,209,861	2,265,363
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 7.157%, 8/25/42	296,457	302,795
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 7.057%, 5/25/42	1,274,035	1,295,385

Short Duration Bond Fund
7

MORTGAGE-BACKED SECURITIES (12.8%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Structured Agency Credit Risk Debt FRN Ser. 19-HQA2, Class M2, (US 30 Day Average SOFR + 2.05%), 7.021%, 4/25/49	$4,400	$4,437
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 7.007%, 9/25/42	57,730	58,321
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-DNA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 6.957%, 3/25/43	358,757	362,583
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 6.957%, 3/25/42	40,727	41,066
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class M2, (US 30 Day Average SOFR + 2.10%), 6.957%, 10/25/33	281,300	288,468
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.857%, 6/25/43	129,122	129,783
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.857%, 4/25/42	327,460	331,246
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class A1, (US 30 Day Average SOFR + 1.85%), 6.707%, 11/25/43	197,532	199,917
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class M1, (US 30 Day Average SOFR + 1.85%), 6.707%, 11/25/43	165,876	166,875
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 6.707%, 1/25/42	166,000	167,838
Structured Agency Credit Risk Debt FRN Ser. 21-DNA7, Class M2, (US 30 Day Average SOFR + 1.80%), 6.657%, 11/25/41	1,590,000	1,604,220
Structured Agency Credit Risk Trust REMICs FRB Ser. 24-DNA2, Class M2, (US 30 Day Average SOFR + 1.70%), 6.557%, 5/25/44	15,000	15,078
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 6.507%, 1/25/34	125,493	126,071
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M2, (US 30 Day Average SOFR + 1.50%), 6.357%, 10/25/41	664,000	666,504
Structured Agency Credit Risk Trust REMICs FRB Ser. 24-DNA1, Class A1, (US 30 Day Average SOFR + 1.35%), 6.207%, 2/25/44	233,547	234,212
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 6.157%, 2/25/42	45,980	46,105
Structured Agency Credit Risk Trust REMICs FRB Ser. 24-DNA2, Class A1, (US 30 Day Average SOFR + 1.25%), 6.107%, 5/25/44	224,549	225,007
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 5.857%, 1/25/42	338,377	338,500
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA4, Class M1, (US 30 Day Average SOFR + 0.95%), 5.807%, 12/25/41	173,999	173,923
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M1, (US 30 Day Average SOFR + 0.80%), 5.657%, 10/25/41	25,917	25,902
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (US 30 Day Average SOFR + 7.06%), 11.921%, 8/25/28	29,471	30,953
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 11.721%, 8/25/28	1,531	1,600
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (US 30 Day Average SOFR + 6.01%), 10.871%, 10/25/28	74,239	77,591
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (US 30 Day Average SOFR + 5.81%), 10.671%, 4/25/28	3,339,503	3,470,380
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (US 30 Day Average SOFR + 2.91%), 7.771%, 2/25/30	172,064	178,450
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2B, (US 30 Day Average SOFR + 2.76%), 7.621%, 2/25/30	340,707	342,905
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.46%), 7.321%, 1/25/31	582,649	598,085
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (US 30 Day Average SOFR + 2.31%), 7.171%, 8/25/30	35,605	36,575
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M2, (US 30 Day Average SOFR + 3.50%), 8.357%, 3/25/42	241,000	253,116
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M2, (US 30 Day Average SOFR + 3.10%), 7.957%, 3/25/42	230,000	239,142
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 7.857%, 1/25/42	2,400,000	2,463,704

8
Short Duration Bond Fund

MORTGAGE-BACKED SECURITIES (12.8%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 7.807%, 6/25/42	$468,670	$482,607
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 7.607%, 5/25/42	142,150	145,757
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 7.407%, 7/25/42	376,111	385,728
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 7.357%, 9/25/42	2,144,160	2,184,364
Connecticut Avenue Securities Trust FRB Ser. 23-R01, Class 1M1, (US 30 Day Average SOFR + 2.40%), 7.257%, 12/25/42	90,855	93,207
Connecticut Avenue Securities Trust FRB Ser. 23-R02, Class 1M1, (US 30 Day Average SOFR + 2.30%), 7.157%, 1/25/43	178,341	182,773
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.26%), 7.121%, 11/25/39	163,546	164,453
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 6.957%, 3/25/42	1,067,669	1,085,033
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 6.857%, 3/25/42	1,736,493	1,758,788
Connecticut Avenue Securities Trust FRB Ser. 23-R07, Class 2M1, (US 30 Day Average SOFR + 1.95%), 6.807%, 9/25/43	78,901	79,227
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M2, (US 30 Day Average SOFR + 1.90%), 6.757%, 12/25/41	468,000	474,216
Connecticut Avenue Securities Trust FRB Ser. 23-R06, Class 1M1, (US 30 Day Average SOFR + 1.70%), 6.557%, 7/25/43	109,335	109,732
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M2, (US 30 Day Average SOFR + 1.65%), 6.507%, 12/25/41	524,000	527,789
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1M2, (US 30 Day Average SOFR + 1.55%), 6.407%, 10/25/41	12,550	12,603
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 6.057%, 1/25/42	1,122,841	1,124,066
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1A1, (US 30 Day Average SOFR + 1.15%), 6.007%, 9/25/44	596,440	596,920
Connecticut Avenue Securities Trust FRB Ser. 24-R03, Class 2M1, (US 30 Day Average SOFR + 1.15%), 6.007%, 3/25/44	101,753	101,887
Connecticut Avenue Securities Trust FRB Ser. 24-R02, Class 1M1, (US 30 Day Average SOFR + 1.10%), 5.957%, 2/25/44	21,681	21,690
Connecticut Avenue Securities Trust FRB Ser. 24-R04, Class 1M1, (US 30 Day Average SOFR + 1.10%), 5.957%, 5/25/44	203,727	203,836
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1M1, (US 30 Day Average SOFR + 1.05%), 5.907%, 9/25/44	208,534	208,679
Connecticut Avenue Securities Trust FRB Ser. 24-R05, Class 2M1, (US 30 Day Average SOFR + 1.00%), 5.857%, 7/25/44	59,036	59,062
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M1, (US 30 Day Average SOFR + 1.00%), 5.857%, 12/25/41	1,271,479	1,271,341
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M1, (US 30 Day Average SOFR + 0.85%), 5.707%, 12/25/41	11,647	11,642
First Franklin Mortgage Loan Trust FRB Ser. 06-FF15, Class A5, (CME Term SOFR 1 Month + 0.27%), 5.012%, 11/25/36	196,077	195,208
Galton Funding Mortgage Trust 144A FRB Ser. 20-H1, Class A3, 2.617%, 1/25/60 W	1,528,700	1,434,377
GCAT Trust 144A Ser. 20-NQM2, Class A3, 3.935%, 4/25/65	872,459	843,371
GS Mortgage-Backed Securities Trust 144A Ser. 20-NQM1, Class A3, 2.352%, 9/27/60 W	286,886	272,766
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (CME Term SOFR 1 Month + 0.47%), 5.212%, 5/25/36	460,712	100,552
Imperial Fund Mortgage Trust 144A Ser. 21-NQM1, Class A3, 1.617%, 6/25/56 W	1,533,783	1,330,575
JPMorgan Mortgage Trust 144A
FRB Ser. 24-10, Class A11, (US 30 Day Average SOFR + 1.25%), 6.277%, 3/25/55	1,300,000	1,302,579
FRB Ser. 23-HE2, Class A1, (US 30 Day Average SOFR + 1.70%), 6.59%, 3/20/54	970,924	978,283
FRB Ser. 24-VIS2, Class A1, 5.853%, 11/25/64	1,234,735	1,242,108
Legacy Mortgage Asset Trust 144A
Ser. 21-GS1, Class A1, 4.892%, 10/25/66	3,330,788	3,332,863
Ser. 21-GS3, Class A1, 4.75%, 7/25/61	1,605,155	1,600,997
Ser. 21-GS4, Class A1, 4.65%, 11/25/60	2,564,583	2,567,954
MFRA Trust 144A Ser. 20-NQM1, Class A3, 3.30%, 8/25/49 W	509,703	475,690
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.783%, 8/26/47 W	576,089	575,311

Short Duration Bond Fund
9

MORTGAGE-BACKED SECURITIES (12.8%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Morgan Stanley Residential Mortgage Loan Trust 144A
FRB Ser. 24-3, Class AF, (US 30 Day Average SOFR + 1.35%), 6.207%, 7/25/54	$777,582	$778,026
Ser. 24-NQM1, Class A1, stepped-coupon 6.152% (7.152%, 2/1/28), 12/25/68 ††	2,342,410	2,358,612
New Residential Mortgage Loan Trust 144A
FRB Ser. 18-4A, Class A1M, (CME Term SOFR 1 Month + 1.01%), 5.752%, 1/25/48	137,711	135,207
Ser. 19-NQM4, Class A3, 2.797%, 9/25/59 W	1,477,445	1,385,082
Ser. 19-NQM4, Class A2, 2.644%, 9/25/59 W	580,143	544,592
Onity Loan Investment Trust 144A Ser. 24-HB2, Class A, 5.00%, 8/25/37 W	1,060,711	1,055,029
Onslow Bay Financial, LLC Trust 144A Ser. 18-EXP1, Class 1A3, 4.00%, 4/25/48 W	147,567	137,949
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (CME Term SOFR 1 Month + 1.16%), 5.902%, 10/25/34	70,965	69,896
PRMI Securitization Trust 144A FRB Ser. 24-CMG1, Class A1, (US 30 Day Average SOFR + 1.45%), 6.663%, 7/25/54	2,592,396	2,593,956
Radnor Re, Ltd. 144A FRB Ser. 24-1, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.857%, 9/25/34	1,430,474	1,432,945
Residential Mortgage Loan Trust 144A
Ser. 19-3, Class A2, 2.941%, 9/25/59 W	19,028	18,924
Ser. 21-1R, Class A1, 0.859%, 1/25/65 W	105,915	100,746
ROC Mortgage Trust 144A Ser. 21-RTL1, Class A1, 3.487%, 8/25/26 W	614,044	613,254
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (CME Term SOFR 1 Month + 0.96%), 5.702%, 5/25/47	370,631	290,674
Verus Securitization Trust 144A
FRB Ser. 24-1, Class A1, 5.712%, 1/25/69	634,873	635,792
Ser. 19-INV3, Class A3, 4.10%, 11/25/59 W	521,062	512,893
		88,728,943
Total mortgage-backed securities (cost $168,236,822)		$161,517,778
ASSET-BACKED SECURITIES (5.6%)*	Principal amount	Value
American Express Credit Account Master Trust Ser. 21-1, Class A, 0.90%, 11/15/26	$2,313,000	$2,309,317
Bank of America Auto Trust 144A Ser. 23-2A, Class A2, 5.85%, 8/17/26	2,530,894	2,539,333
Capital One Multi-Asset Execution Trust Ser. 22-A2, Class A, 3.49%, 5/15/27	6,387,000	6,345,932
Citizens Auto Receivables Trust 144A Ser. 24-1, Class A3, 5.11%, 4/17/28	5,902,000	5,937,039
Discover Card Execution Note Trust Ser. 22-A3, Class A3, 3.56%, 7/15/27	6,412,000	6,361,351
Ford Credit Auto Owner Trust
Ser. 24-B, Class A3, 5.10%, 4/15/29	1,741,000	1,761,285
Ser. 24-A, Class A3, 5.09%, 12/15/28	3,573,000	3,611,803
Ford Credit Auto Owner Trust 144A Ser. 18-1, Class A, 3.19%, 7/15/31	6,328,000	6,306,649
GM Financial Consumer Automobile Receivables Trust Ser. 23-1, Class A3, 4.66%, 2/16/28	2,130,000	2,131,178
Golden Credit Card Trust 144A Ser. 22-4A, Class A, 4.31%, 9/15/27	4,175,000	4,162,279
Honda Auto Receivables Owner Trust
Ser. 23-4, Class A2, 5.87%, 6/22/26	4,047,756	4,064,355
Ser. 24-1, Class A3, 5.21%, 8/15/28	5,500,000	5,566,088
Hyundai Auto Receivables Trust
Ser. 23-C, Class A2A, 5.80%, 1/15/27	3,937,436	3,953,946
Ser. 24-C, Class A3, 4.41%, 5/15/29	1,132,000	1,129,302
Prodigy Finance Designated Activity Co. 144A FRB Ser. 21-1A, Class A, (CME Term SOFR 1 Month + 1.36%), 6.102%, 7/25/51 (Ireland)	266,291	265,024
Station Place Securitization Trust 144A
FRB Ser. 24-10, Class A, (CME Term SOFR 1 Month + 0.90%), 5.643%, 10/27/25	3,300,000	3,291,258
FRB Ser. 24-5, Class A, (CME Term SOFR 1 Month + 0.90%), 5.643%, 8/4/25	4,500,000	4,502,246
FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 5.643%, 6/22/25	4,475,000	4,477,216
Volkswagen Auto Loan Enhanced Trust
Ser. 23-2, Class A2A, 5.72%, 3/22/27	689,095	692,435
Ser. 21-1, Class A3, 1.02%, 6/22/26	664,051	657,897
Total asset-backed securities (cost $69,522,224)		$70,065,933
COLLATERALIZED LOAN OBLIGATIONS (2.6%)*	Principal amount	Value
AB BSL CLO 3, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.96%), 6.579%, 10/20/34 (Cayman Islands)	$1,600,000	$1,603,915
AIMCO CLO 17, Ltd. 144A FRB Ser. 24-17A, Class AIR, (CME Term SOFR 3 Month + 1.35%), 5.982%, 7/20/37 (Jersey)	1,500,000	1,506,375

10
Short Duration Bond Fund

COLLATERALIZED LOAN OBLIGATIONS (2.6%)* cont.	Principal amount	Value
Allegro CLO XII, Ltd. 144A FRB Ser. 24-1A, Class A1R, (CME Term SOFR 3 Month + 1.44%), 6.724%, 7/21/37 (Cayman Islands)	$410,000	$411,074
Balboa Bay Loan Funding, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 6.529%, 7/20/34	1,350,000	1,353,431
Birch Grove CLO 8, Ltd. 144A FRB Ser. 24-8A, Class A1, (CME Term SOFR 3 Month + 1.63%), 6.247%, 4/20/37 (Jersey)	1,500,000	1,508,820
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.51%), 6.143%, 11/22/34 (Cayman Islands)	854,000	854,824
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.088%, 10/15/34 (Cayman Islands)	1,206,000	1,208,865
Elmwood CLO I, Ltd. 144A FRB Ser. 24-1A, Class A1RR, (CME Term SOFR 3 Month + 1.52%), 6.137%, 4/20/37 (Cayman Islands)	1,250,000	1,254,888
Elmwood CLO III, Ltd. 144A FRB Ser. 24-3A, Class A1RR, (CME Term SOFR 3 Month + 1.38%), 6.012%, 7/18/37 (Cayman Islands)	1,750,000	1,762,045
GoldenTree Loan Management US CLO 9, Ltd. 144A FRB Ser. 24-9A, Class AR, (CME Term SOFR 3 Month + 1.50%), 6.117%, 4/20/37	1,250,000	1,255,923
Hayfin US XIV, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.49%), 6.109%, 7/20/34 (Cayman Islands)	334,000	334,976
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A2RR, (CME Term SOFR 3 Month + 2.11%), 6.737%, 7/25/34 (Cayman Islands)	1,650,000	1,656,105
Madison Park Funding XXX, Ltd. 144A FRB Ser. 24-30A, Class A1R, (CME Term SOFR 3 Month + 1.36%), 6.561%, 7/16/37	1,840,000	1,843,569
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1, (CME Term SOFR 3 Month + 1.51%), 6.168%, 8/26/34 (Cayman Islands)	2,000,000	2,005,475
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 6.208%, 1/15/35 (Cayman Islands)	1,655,000	1,657,728
Neuberger Berman Loan Advisers CLO, Ltd. 144A FRB Ser. 24-25A, Class AR2, (CME Term SOFR 3 Month + 1.40%), 6.032%, 7/18/38 (Cayman Islands)	2,000,000	2,007,800
Oaktree CLO, Ltd. 144A FRB Ser. 24-4A, Class ARR, (CME Term SOFR 3 Month + 1.51%), 6.127%, 7/20/37 (Cayman Islands)	1,250,000	1,253,653
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 6.529%, 4/20/34 (Cayman Islands)	1,200,000	1,203,330
Signal Peak CLO 5, Ltd. 144A FRB Ser. 24-5A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 6.176%, 4/25/37 (Cayman Islands)	1,500,000	1,508,468
Sound Point CLO XXXII, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.41%), 6.037%, 10/25/34 (Cayman Islands)	1,250,000	1,253,014
Venture 44 CLO ,Ltd. 144A FRB Ser. 21-44A, Class A1N, (CME Term SOFR 3 Month + 1.46%), 6.079%, 10/20/34 (Cayman Islands)	1,600,000	1,604,377
Wise CLO, Ltd. 144A FRB Ser. 23-2A, Class A, (CME Term SOFR 3 Month + 1.80%), 6.456%, 1/15/37 (Jersey)	1,500,000	1,512,460
Wise CLO, Ltd. 144A FRB Ser. 24-2A, Class A, (CME Term SOFR 3 Month + 1.46%), 6.76%, 7/15/37 (Cayman Islands)	1,250,000	1,255,950
Zais CLO 16, Ltd. 144A FRB Ser. 21-16A, Class A1R, (CME Term SOFR 3 Month + 1.68%), 6.299%, 10/20/34	1,500,000	1,505,014
Total collateralized loan obligations (cost $33,194,688)		$33,322,079
U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (0.2%)*	Principal amount	Value
Federal National Mortgage Association Pass-Through Certificates
5.28%, 12/1/28	$1,308,000	$1,335,429
2.73%, 9/1/29	1,591,487	1,465,215
Total U.S. government and agency mortgage obligations (cost $2,748,840)		$2,800,644
U.S. TREASURY OBLIGATIONS (—%)*	Principal amount	Value
U.S. Treasury Notes 1.875%, 2/28/27 [i]	$106,000	$101,072
Total U.S. treasury obligations (cost $101,072)		$101,072
SHORT-TERM INVESTMENTS (20.9%)*	Principal amount/shares	Value
Alexandria Real Estate Equities, Inc. commercial paper 5.000%, 11/8/24	$4,730,000	$4,724,762
Alimentation Couche-Tard, Inc. commercial paper 4.979%, 11/22/24 (Canada)	5,300,000	5,283,971
American Honda Finance Corp. commercial paper 5.229%, 12/12/24	4,345,000	4,320,430
Autonation, Inc. commercial paper 5.201%, 11/1/24	13,320,000	13,317,993
Bell Canada commercial paper 4.991%, 11/7/24 (Canada)	3,865,000	3,861,299
Conagra Brands, Inc. commercial paper 5.151%, 11/1/24	11,810,000	11,808,314

Short Duration Bond Fund
11

SHORT-TERM INVESTMENTS (20.9%)* cont.	Principal amount/shares	Value
Constellation Brands, Inc. commercial paper 5.114%, 11/18/24	$2,260,000	$2,254,166
Crown Castle, Inc. commercial paper 5.246%, 11/20/24	2,330,000	2,323,330
Crown Castle, Inc. commercial paper 5.276%, 11/14/24	3,310,000	3,303,330
Dominion Energy, Inc. commercial paper 5.006%, 11/14/24	2,910,000	2,904,473
FMC Corp. commercial paper 5.583%, 11/4/24	6,270,000	6,266,136
FMC Corp. commercial paper 5.395%, 11/1/24	8,420,000	8,418,705
Huntington Ingalls Industries, Inc. commercial paper 5.344%, 11/5/24	1,250,000	1,249,060
Huntington Ingalls Industries, Inc. commercial paper 5.344%, 11/4/24	7,950,000	7,945,392
Huntington Ingalls Industries, Inc. commercial paper 5.322%, 11/1/24	3,780,000	3,779,453
Nutrien, Ltd. commercial paper 4.955%, 12/6/24 (Canada)	2,360,000	2,348,481
Nutrien, Ltd. commercial paper 4.954%, 12/5/24 (Canada)	2,826,000	2,812,583
Ovintiv, Inc. commercial paper 5.336%, 11/20/24	2,000,000	1,993,816
Ovintiv, Inc. commercial paper 5.455%, 11/15/24	4,055,000	4,045,483
Putnam Short Term Investment Fund Class P 4.95% L	Shares 152,420,349	152,420,349
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82% P	Shares 10,000	10,000
Targa Resources Corp. commercial paper 5.060%, 11/7/24	$3,280,000	3,276,617
Targa Resources Corp. commercial paper 4.951%, 11/1/24	9,940,000	9,938,540
U.S. Treasury Bills 5.140%, 11/19/24 Δ	200,000	199,538
Volkswagen Financial Services commercial paper 4.996%, 12/2/24	4,000,000	3,982,750
Total short-term investments (cost $262,803,074)		$262,788,971
TOTAL INVESTMENTS
Total investments (cost $1,280,934,381)	$1,262,303,381
Key to holding’s abbreviations
BKNT	Bank Note
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2023 through October 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Franklin Advisers” represent Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $1,258,331,882.
††	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
Δ	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $163,591 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
12
Short Duration Bond Fund

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/24
	Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	$534,443,000	$747,151E	$(6,181,748)	12/18/26	US SOFR — Annually	3.80% — Annually	$(6,928,899)
	132,763,000	922,039E	3,471,455	12/18/29	3.60% — Annually	US SOFR — Annually	4,393,494
	Total	$(2,710,293)		$(2,535,405)
E	Extended effective date.
	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 10/31/24
	Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB–.6 Index	CCC/P	$2,939	$18,973	$2,613	5/11/63	300 bp — Monthly	$338
	CMBX NA BBB–.6 Index	CCC/P	5,604	41,035	5,651	5/11/63	300 bp — Monthly	(22)
	CMBX NA BBB–.6 Index	CCC/P	11,483	82,070	11,301	5/11/63	300 bp — Monthly	229
	CMBX NA BBB–.6 Index	CCC/P	10,944	84,717	11,666	5/11/63	300 bp — Monthly	(672)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	CCC-/P	20,343	60,151	15,808	5/11/63	500 bp — Monthly	4,594
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	CCC-/P	22,651	22,621	5,945	5/11/63	500 bp — Monthly	16,728
	CMBX NA BB.7 Index	CCC/P	154,242	214,520	72,079	1/17/47	500 bp — Monthly	82,371
	Merrill Lynch International
	CMBX NA BBB–.6 Index	CCC/P	269	441	61	5/11/63	300 bp — Monthly	209
	Morgan Stanley & Co. International PLC
	CMBX NA BB.6 Index	CCC-/P	20,116	58,095	15,267	5/11/63	500 bp — Monthly	4,905
	Upfront premium received		248,591	Unrealized appreciation				109,374
	Upfront premium (paid)		—	Unrealized (depreciation)				(694)
	Total	$248,591		Total				$108,680
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at October 31, 2024. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.
	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 10/31/24
	Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	$(29,849)	$116,189	$30,534	5/11/63	(500 bp) — Monthly	$573
	CMBX NA BBB–.6 Index	(20,801)	160,169	22,055	5/11/63	(300 bp) — Monthly	1,161
	CMBX NA BBB–.6 Index	(9,679)	67,068	9,235	5/11/63	(300 bp) — Monthly	(483)
	Goldman Sachs International
	CMBX NA BB.6 Index	(8,333)	24,677	6,485	5/11/63	(500 bp) — Monthly	(1,872)
	Merrill Lynch International
	CMBX NA BB.7 Index	(54,646)	214,520	72,079	1/17/47	(500 bp) — Monthly	17,224
	Upfront premium received	—	Unrealized appreciation				18,958
	Upfront premium (paid)	(123,308)	Unrealized (depreciation)				(2,355)
	Total	$(123,308)	Total				$16,603
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Short Duration Bond Fund
13

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$70,065,933	$—
Collateralized loan obligations	—	33,322,079	—
Corporate bonds and notes	—	731,706,904	—
Mortgage-backed securities	—	161,517,778	—
U.S. government and agency mortgage obligations	—	2,800,644	—
U.S. treasury obligations	—	101,072	—
Short-term investments	10,000	262,778,971	—
Totals by level	$10,000	$1,262,293,381	$—
	Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Interest rate swap contracts	$—	$174,888	$—
Credit default contracts	—	—	—
Totals by level	$—	$174,888	$—

The accompanying notes are an integral part of these financial statements.

14
Short Duration Bond Fund

Financial Statements

Statement of assets and liabilities

10/31/24

ASSETS
Investment in securities, at value (Notes 1 and 8):
Unaffiliated issuers (identified cost $1,128,514,032)	$1,109,883,032
Affiliated issuers (identified cost $152,420,349) (Note 5)	152,420,349
Cash	425,117
Interest and other receivables	9,080,673
Receivable for shares of the fund sold	1,279,326
Receivable for investments sold	125
Receivable for variation margin on centrally cleared swap contracts (Note 1)	178,941
Unrealized appreciation on OTC swap contracts (Note 1)	128,332
Premium paid on OTC swap contracts (Note 1)	123,308
Deposits with broker (Note 1)	4,650,338
Receivable from broker (Note 1)	10,698
Total assets	1,278,180,239

LIABILITIES
Payable for investments purchased	1,227,611
Payable for shares of the fund repurchased	16,855,292
Payable for compensation of Manager (Note 2)	779,202
Payable for Trustee compensation and expenses (Note 2)	16,142
Payable for distribution fees (Note 2)	120,910
Payable for variation margin on centrally cleared swap contracts (Note 1)	168,241
Distributions payable to shareholders	315,160
Unrealized depreciation on OTC swap contracts (Note 1)	3,049
Premium received on OTC swap contracts (Note 1)	248,591
Collateral on certain derivative contracts, at value (Notes 1 and 8)	111,072
Other accrued expenses	3,087
Total liabilities	19,848,357
Net assets	$1,258,331,882

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,361,594,094
Total distributable earnings (Note 1)	(103,262,212)
Total — Representing net assets applicable to capital shares outstanding	$1,258,331,882

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($482,696,987 divided by 48,950,924 shares)	$9.86
Offering price per class A share (100/97.75 of $9.86)*	$10.09
Net asset value and offering price per class C share ($17,306,230 divided by 1,759,863 shares)**	$9.83
Net asset value, offering price and redemption price per class R share ($910,785 divided by 91,888 shares)	$9.91
Net asset value, offering price and redemption price per class R6 share ($15,157,628 divided by 1,531,045 shares)	$9.90
Net asset value, offering price and redemption price per class Y share ($742,260,252 divided by 75,161,115 shares)	$9.88
*	On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Short Duration Bond Fund	15

Statement of operations

Year ended 10/31/24

Investment income
Interest (including interest income of $3,625,774 from investments in affiliated issuers) (Note 5)	$52,193,913
Total investment income	52,193,913

EXPENSES
Compensation of Manager (Note 2)	4,673,846
Distribution fees (Note 2)	1,451,799
Other	11,931
Total expenses	6,137,576
Expense reduction (Note 2)	(21,297)
Net expenses	6,116,279
Net investment income	46,077,634

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(13,333,860)
Swap contracts (Note 1)	83,292
Total net realized loss	(13,250,568)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	67,746,587
Swap contracts	(4,664,380)
Total change in net unrealized appreciation	63,082,207
Net gain on investments	49,831,639
Net increase in net assets resulting from operations	$95,909,273

The accompanying notes are an integral part of these financial statements.

16	Short Duration Bond Fund

Statement of changes in net assets

	Year ended 10/31/24	Year ended 10/31/23
Increase (decrease) in net assets
Operations
Net investment income	$46,077,634	$44,025,856
Net realized loss on investments	(13,250,568)	(31,031,820)
Change in net unrealized appreciation of investments	63,082,207	57,764,020
Net increase in net assets resulting from operations	95,909,273	70,758,056
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(21,960,798)	(18,048,607)
Class B	(8,052)	(9,004)
Class C	(625,540)	(445,750)
Class R	(26,805)	(17,800)
Class R6	(485,456)	(232,765)
Class Y	(33,305,211)	(28,887,852)
Decrease from capital share transactions (Note 4)	(3,355,909)	(557,820,414)
Total increase (decrease) in net assets	36,141,502	(534,704,136)
Net assets
Beginning of year	1,222,190,380	1,756,894,516
End of year	$1,258,331,882	$1,222,190,380

The accompanying notes are an integral part of these financial statements.

Short Duration Bond Fund	17

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[a]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class A
October 31, 2024	$9.55	.34	.39	.73	(.42)	—	(.42)	$9.86	7.82	$482,697.62		3.51	41
October 31, 2023	9.42	.28	.16	.44	(.31)	—	(.31)	9.55	4.66	485,453.62		2.90	20
October 31, 2022	10.18	.17	(.76)	(.59)	(.16)	(.01)	(.17)	9.42	(5.79)	729,336.62		1.70	26
October 31, 2021	10.21	.16	(.03)	.13	(.16)	—	(.16)	10.18	1.27	1,383,392.62		1.52	24
October 31, 2020	10.15	.20	.06	.26	(.20)	—	(.20)	10.21	2.61	1,208,656.62		1.89	19
Class C
October 31, 2024	$9.52	.27	.39	.66	(.35)	—	(.35)	$9.83	7.03	$17,306	1.37	2.76	41
October 31, 2023	9.40	.21	.14	.35	(.23)	—	(.23)	9.52	3.78	17,469	1.37	2.16	20
October 31, 2022	10.16	.10	(.76)	(.66)	(.09)	(.01)	(.10)	9.40	(6.51)	20,267	1.37	.97	26
October 31, 2021	10.18	.08	(.02)	.06	(.08)	—	(.08)	10.16	.61	29,701	1.37	.77	24
October 31, 2020	10.12	.12	.06	.18	(.12)	—	(.12)	10.18	1.85	30,751	1.37	1.17	19
Class R
October 31, 2024	$9.60	.32	.39	.71	(.40)	—	(.40)	$9.91	7.53	$911.87		3.36	41
October 31, 2023	9.47	.26	.15	.41	(.28)	—	(.28)	9.60	4.39	301.87		2.62	20
October 31, 2022	10.24	.15	(.77)	(.62)	(.14)	(.01)	(.15)	9.47	(6.08)	864.87		1.47	26
October 31, 2021	10.26	.13	(.02)	.11	(.13)	—	(.13)	10.24	1.12	1,265.87		1.26	24
October 31, 2020	10.20	.17	.07	.24	(.18)	—	(.18)	10.26	2.35	1,167.87		1.63	19
Class R6
October 31, 2024	$9.59	.37	.39	.76	(.45)	—	(.45)	$9.90	8.06	$15,158.37		3.78	41
October 31, 2023	9.46	.31	.15	.46	(.33)	—	(.33)	9.59	4.91	7,702.37		3.20	20
October 31, 2022	10.22	.20	(.76)	(.56)	(.19)	(.01)	(.20)	9.46	(5.52)	5,403.37		2.00	26
October 31, 2021	10.25	.18	(.02)	.16	(.19)	—	(.19)	10.22	1.52	6,941.37		1.78	24
October 31, 2020	10.19	.22	.07	.29	(.23)	—	(.23)	10.25	2.86	8,496.37		2.14	19
Class Y
October 31, 2024	$9.56	.37	.40	.77	(.45)	—	(.45)	$9.88	8.19	$742,260.37		3.76	41
October 31, 2023	9.44	.31	.14	.45	(.33)	—	(.33)	9.56	4.81	711,012.37		3.16	20
October 31, 2022	10.20	.20	(.76)	(.56)	(.19)	(.01)	(.20)	9.44	(5.53)	1,000,635.37		2.01	26
October 31, 2021	10.23	.18	(.02)	.16	(.19)	—	(.19)	10.20	1.52	1,077,719.37		1.76	24
October 31, 2020	10.16	.22	.08	.30	(.23)	—	(.23)	10.23	2.97	768,824.37		2.11	19
[a]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[b]	Includes amounts paid through expense offset arrangements, if any (Note 2). Also excludes acquired fund fees, if any.

The accompanying notes are an integral part of these financial statements.

18
Short Duration Bond Fund

Notes to financial statements 10/31/24

Unless otherwise noted, the “reporting period” represents the period from November 1, 2023 through October 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods on or after July 15, 2024
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods on or after August 2, 2024
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PAC	The Putnam Advisory Company, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods prior to July 15, 2024
Putnam Retail Management	Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods prior to August 2, 2024
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Short Duration Bond Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company. The goal of the fund is to seek as high a rate of current income as Franklin Advisers believes is consistent with preservation of capital. The fund invests in a diversified portfolio of fixed income securities. The fund’s investments may include corporate credit, including investment-grade debt, below-investment-grade debt (sometimes referred to as “junk bonds”), bank loans and structured credit; sovereign debt, including obligations of governments in developed and emerging markets; and securitized assets, including asset-backed securities, residential mortgage-backed securities (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities and collateralized mortgage obligations. Under normal circumstances, the fund will invest at least 80% of its net assets in bonds (bonds include any debt instrument, and may be represented by other investment instruments, including derivatives). This policy may be changed only after 60 days’ notice to shareholders. The fund normally maintains an effective duration of three years or less. Effective duration provides a measure of a fund’s interest-rate sensitivity. The longer a fund’s duration, the more sensitive the fund is to shifts in interest rates. The fund may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund may also use derivatives, such as futures, options, certain foreign currency transactions and credit default, total return and interest rate swap contracts, for both hedging and non-hedging purposes. The fund may invest in securities that are purchased in private placements, which may be illiquid because they are subject to restrictions on resale.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 2.25%	0.75% on certain redemptions of shares bought with no initial sales charge	None
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class R †	None	None	None
Class R6 †	None	None	None
Class Y †	None	None	None
† Not available to all investors.

Effective September 5, 2024, the fund converted all of its class B shares into class A shares, and subsequently terminated its class B shares as a fund offering.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility,

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including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $4,650,338 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

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Short Duration Bond Fund

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $124,102 on open derivative contracts subject to the Master Agreements . Collateral pledged by the fund at period end for these agreements totaled $163,591 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund ’ s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At October 31, 2024, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$19,708,979	$57,156,440	$76,865,419

Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from amortization and accretion and from interest-only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $5,519,982 to decrease distributions in excess of net investment income and $5,519,982 to increase accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$5,842,640
Unrealized depreciation	(33,106,807)
Net unrealized depreciation	(27,264,167)
Undistributed ordinary income	1,182,534
Capital loss carryforward	(76,865,419)
Cost for federal income tax purposes	1,289,742,436

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

Effective July 15, 2024, Putnam Management transferred its management contract with the fund to Franklin Advisers. As a result of the transfer, Franklin Advisers replaced Putnam Management as the investment adviser of the fund. In connection with the transfer, the fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers.

In addition, Putnam Management transferred to Franklin Advisers the sub-management contract between Putnam Management and PIL in respect of the fund.

The fund pays Franklin Advisers a monthly base fee equal to 0.37% of the monthly average of the fund’s net asset value. In return for this fee, Franklin Advisers provides investment management and investor servicing and bears the fund’s organizational and operating expenses, excluding performance fee adjustments, payments under the fund’s distribution plan, brokerage, interest, taxes, investment related expenses, extraordinary expenses and acquired fund fees and expenses.

Effective July 15, 2024, Franklin Advisers retained Putnam Management as sub-adviser for the fund pursuant to a new sub-advisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the fund. Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

During the reporting period, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. Effective November 1, 2024, PIL, and its investment

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professionals, merged into Franklin Templeton Investment Management Limited (FTIML), an affiliate of the investment manager, and FTIML became a sub-advisor to the fund. If Franklin Advisers were to engage the services of FTIML or PIL, Franklin Advisers would pay a monthly sub-management fee to FTIML or PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by FTIML or PIL.

Prior to July 15, 2024, PAC was authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Franklin Advisers or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers or PIL had engaged the services of PAC, Franklin Advisers or PIL, as applicable, would have paid a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.20% of the average net assets of the portion of the fund’s assets for which PAC was engaged as sub-adviser.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management, PIL and PAC, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management, PIL and PAC became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management, the sub-management contract for the fund between Putnam Management and PIL, and the sub-advisory contract for the fund among Putnam Management, PIL and PAC that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, for the period from January 1, 2024 until February 21, 2024, Putnam Management, PIL and PAC continued to provide uninterrupted services with respect to the fund pursuant to interim investment management, sub-management and sub-advisory contracts (together, the “Interim Advisory Contracts”) that were approved by the Board of Trustees. The terms of the Interim Advisory Contracts were identical to those of the Previous Advisory Contracts, except for the term of the contracts and those provisions required by regulation. On February 21, 2024, new investment management, sub-management and sub-advisory contracts were approved by fund shareholders at a shareholder meeting held in connection with the Transaction (together, the “New Advisory Contracts”). The New Advisory Contracts took effect on February 21, 2024 and replaced the Interim Advisory Contracts. The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

Effective June 1, 2024, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The aggregate amount of all reimbursements for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund is determined annually by the Trustees. Effective July 15, 2024, these fees are being paid by Franklin Advisers, and prior to July 15, 2024, by Putnam Management, as part of the management contract.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes. Effective July 15, 2024, these fees are being paid by Franklin Advisers, and prior to July 15, 2024, by Putnam Management, as part of the management contract.

PSERV, an affiliate of Franklin Advisers, provides investor servicing agent functions to the fund. PSERV received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts. Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%. Effective July 15, 2024, these fees are being paid by Franklin Advisers, and prior to July 15, 2024, by Putnam Management, as part of the management contract.

Effective September 5, 2024, the fund terminated its class B shares.

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $21,297 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $872, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees. Effective July 15, 2024, these fees are being paid by Franklin Advisers, and prior to July 15, 2024, by Putnam Management, as part of the management contract.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003. Effective July 15, 2024, these fees are being paid by Franklin Advisers, and prior to July 15, 2024, by Putnam Management, as part of the management contract.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Franklin Distributors, or for periods prior to August 2, 2024, Putnam Retail Management, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Franklin Distributors and to Putnam Retail Management at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Franklin Distributors Amount	Putnam Retail Management Amount	Totals
Class A	0.35%	0.25%	$323,589	$949,901	$1,273,490
Class B	1.00%	0.45%	98	766	$864
Class C	1.00%	1.00%	43,123	130,921	$174,044
Class R	1.00%	0.50%	1,126	2,275	$3,401
Total			$367,936	$1,083,863	$1,451,799

For the period from August 2, 2024 through October 31, 2024, Franklin Distributors, acting as underwriter, received net commissions of $4,522 from the sale of class A shares and received no monies and $278 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. For the period November 1, 2023 through August 1, 2024, Putnam Retail Management, acting as underwriter, received net commissions of $8,444 from the sale of class A shares and received no monies and $651 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is accessed on certain redemptions of class A shares. For the period from August 2, 2024 through October 31, 2024, Franklin Distributors, acting as underwriter, received $359 on class A redemptions. For the period from November 1, 2024 through August 1, 2024, Putnam Retail Management, acting as underwriter, received $32,654 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$443,615,974	$534,314,052
U.S. government securities (Long-term)	—	—
Total	$443,615,974	$534,314,052

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Short Duration Bond Fund

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	YEAR ENDED 10/31/24		YEAR ENDED 10/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	19,927,416	$194,330,497	10,422,606	$99,576,518
Shares issued in connection with reinvestment of distributions	2,205,882	21,558,833	1,857,139	17,773,486
	22,133,298	215,889,330	12,279,745	117,350,004
Shares repurchased	(24,014,385)	(234,650,910)	(38,850,352)	(370,939,664)
Net decrease	(1,881,087)	$(18,761,580)	(26,570,607)	$(253,589,660)
	YEAR ENDED 10/31/24 *		YEAR ENDED 10/31/23
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	153	$1,466
Shares issued in connection with reinvestment of distributions	818	7,959	942	8,997
	818	7,959	1,095	10,463
Shares repurchased	(27,352)	(269,795)	(15,900)	(151,856)
Net decrease	(26,534)	$(261,836)	(14,805)	$(141,393)
	YEAR ENDED 10/31/24		YEAR ENDED 10/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	474,602	$4,626,555	412,173	$3,935,900
Shares issued in connection with reinvestment of distributions	63,861	622,286	46,621	444,936
	538,463	5,248,841	458,794	4,380,836
Shares repurchased	(612,690)	(5,966,752)	(781,316)	(7,444,087)
Net decrease	(74,227)	$(717,911)	(322,522)	$(3,063,251)
	YEAR ENDED 10/31/24		YEAR ENDED 10/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	105,892	$1,036,220	27,335	$263,265
Shares issued in connection with reinvestment of distributions	2,704	26,627	1,822	17,519
	108,596	1,062,847	29,157	280,784
Shares repurchased	(48,027)	(473,726)	(89,115)	(856,954)
Net increase (decrease)	60,569	$589,121	(59,958)	$(576,170)
	YEAR ENDED 10/31/24		YEAR ENDED 10/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	1,407,683	$13,830,293	330,920	$3,177,008
Shares issued in connection with reinvestment of distributions	39,053	383,542	22,941	220,516
	1,446,736	14,213,835	353,861	3,397,524
Shares repurchased	(718,819)	(7,095,746)	(121,785)	(1,169,287)
Net increase	727,917	$7,118,089	232,076	$2,228,237
	YEAR ENDED 10/31/24		YEAR ENDED 10/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	29,732,308	$291,457,899	31,692,159	$303,614,003
Shares issued in connection with reinvestment of distributions	3,300,472	32,304,788	3,007,362	28,823,283
	33,032,780	323,762,687	34,699,521	332,437,286
Shares repurchased	(32,207,917)	(315,084,479)	(66,391,703)	(635,115,463)
Net increase (decrease)	824,863	$8,678,208	(31,692,182)	$(302,678,177)

* Effective September 5, 2024, the fund has terminated its class B shares.

Short Duration Bond Fund
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Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 10/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/24
Short-term investments
Putnam Short Term Investment Fund Class P ‡	$28,397,200	$1,034,498,793	$910,475,644	$3,625,774	$152,420,349
Total Short-term investments	$28,397,200	$1,034,498,793	$910,475,644	$3,625,774	$152,420,349
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management and Franklin Advisers, as applicable. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Centrally cleared interest rate swap contracts (notional)	$688,700,000
OTC credit default contracts (notional)	$2,800,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Credit contracts	Receivables	$139,911	Payables	$139,911
Interest rate contracts	Receivables, Net assets — Unrealized appreciation	922,039 *	Payables, Net assets — Unrealized depreciation	747,151 *
Total		$1,061,950		$887,062
* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Swaps	Total
Credit contracts	$241,302	$241,302
Interest rate contracts	(158,010)	$(158,010)
Total	$83,292	$83,292
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Swaps	Total
Credit contracts	$(241,302)	$(241,302)
Interest rate contracts	(4,423,078)	$(4,423,078)
Total	$(4,664,380)	$(4,664,380)

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Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Capital, Inc. (clearing broker)	Citigroup Global Markets, Inc.	Goldman Sachs International	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	Total
Assets:
Centrally cleared interest rate swap contracts §	$—	$178,941	$—	$—	$—	$—	$—	$178,941
OTC Credit default contracts — protection purchased *#	—	—	61,580	6,461	—	71,870	—	139,911
Total Assets	$—	$178,941	$61,580	$6,461	$—	$71,870	$—	$318,852
Liabilities:
Centrally cleared interest rate swap contracts §	—	168,241	—	—	—	—	—	168,241
OTC Credit default contracts — protection sold *#	31,097	—	15,749	—	77,794	60	15,211	139,911
Total Liabilities	$31,097	$168,241	$15,749	$—	$77,794	$60	$15,211	$308,152
Total Financial and Derivative Net Assets	$(31,097)	$10,700	$45,831	$6,461	$(77,794)	$71,810	$(15,211)	$10,700
Total collateral received (pledged) †##	$(31,097)	$—	$—	$6,461	$(77,794)	$71,810	$—
Net amount	$—	$10,700	$45,831	$—	$—	$—	$(15,211)
Controlled collateral received (including TBA commitments)**	$—	$—	$—	$10,000	$—	$101,072	$—	$111,072
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments)**	$(34,913)	$—	$—	$—	$(128,678)	$—	$—	$(163,591)
*	Excludes premiums, if any, included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on centrally cleared swap contracts, which is not included in the table above, amounted to $4,650,338.

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Federal tax information (Unaudited)

The Form 1099 that will be mailed to you in January 2025 will show the tax status of all distributions paid to your account in calendar 2024.

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Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes (Unaudited)

February 21, 2024 special meeting
At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
56,972,538	1,248,876	10,818,151
At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
56,833,608	1,435,832	10,770,126
At the meeting, a new Sub-Advisory Contract for your fund between Putnam Investment Management, LLC, Putnam Investments Limited and The Putnam Advisory Company, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
56,678,929	1,358,850	11,001,787
All tabulations are rounded to the nearest whole number.

Remuneration paid to directors, officers, and others

Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the fund.

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Board approval of management and subadvisory agreements (Unaudited)

At its meeting on September 27, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a new Sub-Advisory Agreement (the “New FTIML Sub-Advisory Agreement”) between Franklin Advisers, Inc. (“Franklin Advisers”) and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”), and an amended and restated Sub-Advisory Contract (the “Amended PAC Sub-Advisory Contract”) between Franklin Advisers and its affiliate, The Putnam Advisory Company, LLC (“PAC”). Franklin Advisers, FTIML, and PAC are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”). (Because FTIML and PAC are affiliates of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by FTIML and PAC, the Trustees did not attempt to evaluate FTIML and PAC as separate entities.)

The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act), requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New FTIML Sub-Advisory Agreement and the Amended PAC Sub-Advisory Contract. At its September 2024 meeting, the Contract Committee met with representatives of Franklin Templeton, and separately in executive session, to consider the information provided. At the September Trustees’ meetings, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

Considerations in connection with the Trustees’ approval of the New FTIML Sub-Advisory Agreement

The Trustees considered the proposed New FTIML Sub-Advisory Agreement in connection with the planned November 1, 2024 merger (the “Merger”) of Putnam Investments Limited (“PIL”), an affiliate of Franklin Advisers and a sub-adviser to your fund prior to the Merger, with and into FTIML. In connection with the Merger, PIL investment professionals would become employees of FTIML, and, upon consummation of the Merger, PIL would cease to exist as a separate legal entity.

The Trustees noted that Franklin Templeton viewed the Merger as a further step in the integration of the legacy Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:

• The Merger and the New FTIML Sub-Advisory Agreement would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;

• The PIL portfolio managers who are responsible for the day-to-day management of the applicable funds would be the same immediately prior to, and immediately after, the Merger, and these investment personnel would have access to the same research and other resources to support their respective investment advisory functions and operate under the same conditions both immediately before and after the Merger;

• Despite a change in the sub-advisory fee structure for certain funds, the New FTIML Sub-Advisory Agreement would not result in an increase in the advisory fee rates payable by each fund, as Franklin Advisers would be responsible for overseeing the investment advisory services provided to the applicable funds by FTIML under the New FTIML Sub-Advisory Agreement and would compensate FTIML for such services out of the fees it receives under each fund’s Management Contract with Franklin Advisers; and

• The terms of the New FTIML Sub-Advisory Agreement were substantially similar to those under the New PIL Sub-Management Contract (defined below) 1 between Franklin Advisers and PIL.

The Trustees also considered that, prior to the Merger, counsel to Franklin Advisers and FTIML had provided a legal opinion that the Merger and the appointment of FTIML as sub-adviser to the funds would not result in an “assignment” under the 1940 Act of the New PIL Sub-Management Contract and that the New FTIML Sub-Advisory Agreement did not require shareholder approval.

The Trustees also took into account that they had most recently approved the fund’s New PIL Sub-Management Contract in June 2024. Because, other than the parties to the contract, the revised sub-advisory fee structure for certain funds, and certain other non-substantive changes to contractual terms, the New FTIML Sub-Advisory Agreement was substantially similar to the New PIL Sub-Management Contract, the Trustees relied to a considerable extent on their previous approval of the New PIL Sub-Management Contract, which is described below.

Considerations in connection with the Trustees’ approval of the Amended PAC Sub-Advisory Contract

With respect to the proposed Amended PAC Sub-Advisory Contract, the Trustees considered that the contract was being amended and restated to remove PIL as a party to the contract, revise the sub-advisory fee structure for certain funds, and make certain other non-substantive changes to contractual terms. The Trustees noted that removing PIL from the New PAC Sub-Advisory Contract (defined below) among Franklin Advisers, PIL, and PAC would have no impact on the management of the funds, since Franklin Advisers, and not PIL, had been (under the New PAC Sub-Advisory Contract), and would continue to be (under the Amended PAC Sub-Advisory Contract), responsible for overseeing any services provided by PAC to the applicable funds. The Trustees also considered that the Amended PAC Sub-Advisory Contract would not result in an increase in the advisory fee rates payable by each fund, as Franklin Advisers would compensate PAC for such services out of the fees it receives under each fund’s Management Contract with Franklin Advisers.

Board of Trustees’ Conclusions

After considering the factors described above and those described below under the heading “Considerations and conclusions in connection with the Trustees’ June 2024 approvals,” as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New FTIML Sub-Advisory Agreement and the Amended PAC Sub-Advisory Contract represented reasonable compensation in light of the nature and quality of the services that would be provided to the funds, and determined to approve the New FTIML Sub-Advisory Agreement and the Amended PAC Sub-Advisory Contract

1 The New PIL Sub-Management Contract was operative until the effective date of the Merger, November 1, 2024, and was replaced by the New FTIML Sub-Advisory Agreement effective as of that date.

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for your fund. These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor.

Considerations and conclusions in connection with the Trustees’ June 2024 approvals

At its meeting on June 28, 2024, the Board of Trustees of your fund, including all of the Independent Trustees, approved a New Management Contract (defined below) between your fund and Franklin Advisers, a New PIL Sub-Management Contract (defined below) for your fund between Franklin Advisers and its affiliate, PIL, a New PAC Sub-Advisory Contract (defined below) for your fund among Franklin Advisers, PIL, and PAC, and a new subadvisory agreement (the “New Putnam Management Subadvisory Agreement”) for your fund between Franklin Advisers and Putnam Investment Management, LLC (“Putnam Management”) (collectively, the “New Advisory Contracts”). Franklin Advisers, Putnam Management, PIL, and PAC are each direct or indirect, wholly-owned subsidiaries of Franklin Templeton.

The Trustees considered the proposed New Advisory Contracts in connection with an internal reorganization (the “Reorganization”) whereby the fixed income and Investment Solutions investment operations of Putnam Management, your fund’s investment adviser prior to the Reorganization, were combined with those of Franklin Advisers. As part of the Reorganization, Franklin Advisers assumed the role of investment adviser for your fund and the other Putnam fixed income and Investment Solutions mutual funds, exchange-traded funds and closed-end funds (collectively, the “FI/IS Funds”), which was accomplished through a transfer by Putnam Management of all of its rights and obligations under the previous management contracts between Putnam Management and the FI/IS Funds (the “Previous Management Contracts”), the previous sub-management contract between Putnam Management and its affiliate, PIL, with respect to the FI/IS Funds (the “Previous Sub-Management Contract”), and the previous sub-advisory contract among Putnam Management, PIL, and PAC with respect to the FI/IS Funds (the “Previous Sub-Advisory Contract,” and, together with the Previous Management Contracts and the Previous Sub-Management Contract, the “Previous Contracts”) to Franklin Advisers (the “Contract Transfers”) by means of assignment and assumption agreements (the Previous Management Contracts, the Previous Sub-Management Contract, and the Previous Sub-Advisory Contract, as modified by the terms of the related assignment and assumption agreements, are hereinafter referred to as the “New Management Contracts,” the “New PIL Sub-Management Contract,” and the “New PAC Sub-Advisory Contract,” respectively). (Because PIL and PAC are affiliates of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by PIL and PAC, the Trustees did not attempt to evaluate PIL or PAC as separate entities.)

In addition to the New Management Contracts, New PIL Sub-Management Contract, and New PAC Sub-Advisory Contract, the Board of Trustees of your fund considered and approved the New Putnam Management Subadvisory Agreement pursuant to which Franklin Advisers retained Putnam Management as sub-adviser for each FI/IS Fund so that, following the Reorganization, Putnam Management’s equity team, which was not part of the Reorganization, could continue to provide certain services that it had historically provided to the FI/IS Funds, including, as applicable, the management of the equity portion of a FI/IS Fund’s portfolio, including equity trade execution services, the provision of derivatives and other investment trading facilities for a transitional period, and the provision of proxy voting services for a transitional period (the “Services”).

In connection with the review process, the Independent Trustees’ independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act) met with representatives of Putnam Management and Franklin Templeton to discuss the contract review materials that would be furnished to the Contract Committee. The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New Management Contracts. Over the course of several months ending in June 2024, the Contract Committee met on a number of occasions with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

At the Board of Trustees’ June 2024 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the approval of the New Advisory Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations.

The Trustees noted that Franklin Templeton viewed the Reorganization as a further step in the integration of the legacy Putnam Management and Franklin Advisers fixed income and Investment Solutions organizations, offering potential operational efficiencies and enhanced investment resources for the FI/IS Funds. The Trustees also considered, among other factors, that:

• The Contract Transfers would not result in a change in the senior management at Franklin Templeton, so that the same management will be in place before and after the Contract Transfers, which contemplate no reduction in the nature and level of the advisory and administrative services provided to the FI/IS Funds;

• The portfolio managers who are responsible for the day-to-day management of the FI/IS Funds would be the same immediately prior to, and immediately after, the Contract Transfers, and these investment personnel would have access to the same research and other resources to support their respective investment management functions both before and immediately after the Contract Transfers; and

• The Contract Transfers would not result in an increase in the advisory fee rates payable by each FI/IS Fund and that, other than an acknowledgment by Franklin Advisers and Putnam Management that for purposes of the New Management Contracts, each applicable FI/IS Fund will continue to be “an open-end fund sponsored by Putnam Management,” for purposes of calculating the advisory fee rates, and updating the parties to the agreements, the terms of the New Management Contracts, New PIL Sub-Management Contract, and New PAC Sub-Advisory Contract were substantially identical to those under the Previous Contracts (including with respect to the term of the New Management Contracts, New PIL Sub-Management Contract, and New PAC Sub-Advisory Contract, which run through June 30, 2025, unless the contracts are sooner terminated or continued pursuant to their terms).

With respect to the New Putnam Management Subadvisory Agreement, the Trustees considered that, under the agreement, Putnam Management would provide any necessary Services to the applicable FI/IS Fund under

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generally the same terms and conditions related to the FI/IS Fund as such Services were previously provided by Putnam Management under the FI/IS Fund’s Previous Management Contract. The Trustees also considered that Franklin Advisers would be responsible for overseeing the Services provided to the FI/IS Funds by Putnam Management under the New Putnam Management Subadvisory Agreement and would compensate Putnam Management for such services out of the fees it receives under the New Management Contracts. The Trustees further noted Franklin Advisers’ and Putnam Management’s representations that Putnam Management’s appointment as sub-adviser to the FI/IS Funds would not result in any material change in the nature or level of investment advisory services provided to the FI/IS Funds.

The Trustees also considered that, prior to the Reorganization, counsel to Franklin Advisers and Putnam Management had provided a legal opinion that the Contract Transfers would not result in an “assignment” under the 1940 Act of the Previous Contracts or a material amendment of those contracts, and, therefore, the New Management Contracts, New PIL Sub-Management Contract, and New PAC Sub-Advisory Contract did not require shareholder approval. In addition, the Trustees considered that counsel to Franklin Advisers and Putnam Management had provided a legal opinion that shareholder approval of the New Putnam Management Subadvisory Agreement was not required under the 1940 Act.

General conclusions

In addition to the above considerations, the Independent Trustees’ approvals were based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. The considerations and conclusions discussed herein were also informed by the fact that there would be continuity in the management of the FI/IS Funds, including your fund, immediately following the Reorganization (i.e., the same portfolio managers that managed the fund prior to the Reorganization would be in place immediately following the Reorganization). The Trustees also considered that the FI/IS Funds had no operating history with Franklin Templeton or its affiliates prior to 2024.

Management fee schedules and total expenses

The Trustees reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds, one of which is your fund, and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)

Under its Previous Management Contract and under its New Management Contract, your fund pays a management fee at a fixed rate of 37 basis points to Franklin Advisers, who now serves as your fund’s investment adviser following the Reorganization. Franklin Advisers is obligated to pay, out of the management fee, all of the fund’s organizational and other operating expenses (including investor servicing fees), excluding only fees payable under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, extraordinary expenses and acquired fund fees and expenses.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations. These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds, including your fund, of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds, including your fund, had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2023. (In light of the fact that, under your fund’s management contract, Franklin Advisers bears many of the fund’s organizational and operating expenses, as a practical matter it is unlikely that these expense limitations would become operative with respect to your fund.) Franklin Advisers and PSERV have agreed to maintain these expense limitations until at least February 28, 2026. Franklin Advisers’ and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve your fund’s New Advisory Contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the first quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2023. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2023 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included year-over-year data with respect to revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2023 for each of the applicable

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agreements separately and for the agreements taken together on a combined basis. The Trustees also reviewed the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S. registered investment company business, which includes the financial results of Franklin Advisers. Because the FI/IS Funds had no operating history with Franklin Templeton or its affiliates, the Trustees did not review fund-by-fund profitability information for Franklin Templeton. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services to be provided by Franklin Advisers (which are substantially identical to those historically provided by Putnam Management) and represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the funds at that time.

The information examined by the Trustees in connection with their review of the New Advisory Contracts included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including collective investment trusts offered in the defined contribution retirement plan market, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, model-only separately managed accounts and Putnam Management’s manager-traded separately managed account programs. This information included, in cases where a product’s investment strategy corresponds with a FI/IS Fund’s strategy, comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees also considered information regarding services provided and fees charged by Franklin Advisers and its other Franklin Templeton affiliates to other clients, including U.S. registered mutual funds, funds organized outside of the United States (i.e., offshore funds), separate accounts (including separately managed accounts), collective investment trusts and sub-advised funds, which included, where applicable, the specific fees charged to strategies that are comparable to those of the FI/IS Funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management historically provided and that Franklin Advisers will provide to the FI/IS Funds as investment adviser and those that they provide to their other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s Previous Management Contract and was also a significant factor in considering approval of your fund’s New Management Contract, since the portfolio managers of your fund that were employed by Putnam Management prior to the Reorganization would continue to serve as portfolio managers of your fund immediately following the Reorganization as employees of Franklin Advisers. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which met on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provided a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. In addition to Putnam Management’s investment process and performance, the Trustees considered aggregate performance information for Franklin Advisers’ fixed income and Investment Solutions investment strategies, and also met with senior investment leadership at Franklin Advisers, including the respective heads of the fixed income and Investment Solutions teams and the Head of Public Market Investments.

The Trustees considered that, in the aggregate, peer-relative and benchmark-relative Putnam fund performance was generally strong in 2023 against a backdrop of largely solid fixed income markets and strong but volatile equity markets, which were characterized by a concentration of performance among large-cap growth stocks. The Trustees also noted that corporate earnings and employment figures continued to generally show strength, underpinning market rallies in 2023, while inflation concerns, Federal Reserve actions to reduce inflation and geopolitical tensions continued to be a focus of investors. For the one-year period ended December 31, 2023, the Trustees considered that the Putnam funds, on an asset-weighted basis, ranked in the 32nd percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted-basis, outperformed their benchmarks by 2.8% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 31st, 21st, and 22nd percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2023, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar, Inc. ratings assigned to the funds, noting that 45 funds were rated four or five stars at the end of 2023, which represented an increase of 5 funds year-over-year. The Trustees also considered that 18 funds were five-star rated at the end of 2023, which was a year-over-year increase of 11 funds, and that 90% of the funds’ aggregate assets were in four- or five-star rated funds at year end.

In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes, as reported in the Barron’s/Lipper Fund Families survey (the “Survey”). The Trustees noted that the Survey ranks mutual fund companies based on their performance across a variety of asset types, and that The Putnam Fund complex had performed exceptionally well in 2023. In this regard, the Trustees considered that The Putnam Fund complex had ranked 1st out of 49 fund companies, 1st out of 47 fund companies and 5th out of 46 fund companies for the one-year, five-year and ten-year periods, respectively. The Trustees also noted that 2023 had marked the seventh year in a row that The Putnam Fund complex had ranked in the top ten fund companies. They also noted, however, the disappointing investment performance of some Putnam funds for periods ended December 31, 2023 and considered information provided by Putnam Management

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regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered information about your fund’s total return and its performance relative to its benchmark over the one-year, three-year and five-year periods ended December 31, 2023. Your fund’s class A shares’ return, net of fees and expenses, was positive and exceeded the return of its benchmark over the one-year and three-year periods ended December 31, 2023, and was positive but trailed the return of its benchmark over the five-year period ended December 31, 2023. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

Brokerage and soft-dollar allocations and other benefits; distribution

The Trustees considered various potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts to your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Franklin Advisers and Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that would enhance Franklin Advisers’ and Putnam Management’s investment capabilities and supplement their internal research efforts. The Trustees intend to continue to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees intend to continue to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process. Your fund is not expected to generate a significant amount of soft-dollar credits.

The Trustees also considered other potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts to your fund. These potential benefits included, among others, Franklin Advisers’ and Putnam Management’s registered fund businesses aiding in the growth of their non-registered fund businesses and the use of an affiliated transfer agent’s services (in the case of your fund, PSERV, which is affiliated with Franklin Advisers and Putnam Management), where the fees for those services are paid by the fund.

Franklin Advisers may also receive benefits from payments made to Franklin Advisers’ affiliates by the mutual funds for distribution services. In connection with the consolidation of Putnam Retail Management Limited Partnership (“PRM”) with Franklin Distributors, LLC (“FD”), which took place on August 2, 2024 (the “Consolidation”), the Trustees appointed FD as principal underwriter of the mutual funds, effective on August 2, 2024. Both PRM and FD are affiliates of Franklin Advisers and Putnam Management. In approving the continuation of your fund’s distribution plans, the Trustees concluded that the fees payable by the mutual funds to PRM, prior to FD succeeding PRM as principal underwriter for the mutual funds, and to be paid to FD, once it assumed the role of principal underwriter, for distribution services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PRM and FD, as applicable, in providing such services.

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Short Duration Bond Fund

© 2024 Franklin Templeton. All rights reserved.	39113-AFSOI 12/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) No

(b) No

Item 19. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds and Franklin Templeton are filed herewith.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith:

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: December 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: December 27, 2024

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: December 27, 2024